A MESSAGE FROM THE PRESIDENT



Dear Principal Mutual Life Insurance Company Customers

This is the Annual Report for the Principal Mutual Funds. The Report contains important financial information resulting from the operation of the Funds for the year ended December 31, 1995. Several different Principal Mutual variable annuity and variable life insurance contracts offer these Funds within the investment options. Please see your contract prospectus for a description of the Funds specifically available in your contract.

Last year proved to be an excellent one for investors. U.S. stock and bond markets finished the year at levels significantly higher than 1994.
International stock markets also performed fairly well. However, often their gains were overshadowed by the spectacular run in U.S. equities. Principal Mutual variable annuity and variable life contract owners benefited from these robust markets. For the one-year period ending 12/31/95, all the Funds posted positive returns.

Looking to the new year, most market strategists expect to see continued economic growth, moderate inflation and limited movement in interest rates. These factors should be favorable for the U.S. stock and bond markets. Though foreign markets lagged U.S. equity markets in 1995, potential gains from international investing remain good for the long term.

Thank you for helping make 1995 a very successful year. The Principal Mutual Funds continue to grow in both assets and the number of contracts. We look forward to another fine year in 1996.

Sincerely,


Stephan L. Jones
President

CONTENTS

                                                                            Page
Financial Statements and Financial Highlights
     Statements of Assets and Liabilities.................................    2
     Statements of Operations ............................................    4
     Statements of Changes in Net Assets..................................    6
Notes to Financial Statements.............................................   10
     Schedules of Investments
         Principal Aggressive Growth Fund, Inc............................   16
         Principal Asset Allocation Fund, Inc.............................   17
         Principal Balanced Fund, Inc.....................................   24
         Principal Bond Fund, Inc.........................................   26
         Principal Capital Accumulation Fund, Inc.........................   28
         Principal Emerging Growth Fund, Inc...... .......................   30
         Principal Government Securities Fund, Inc........................   33
         Principal Growth Fund, Inc.......................................   33
         Principal High Yield Fund, Inc...................................   35
         Principal Money Market Fund, Inc.................................   37
         Principal World Fund, Inc........................................   38
     Financial Highlights.................................................   44
     Report of Independent Auditors....... ...............................   48

December 31, 1995

STATEMENTS OF ASSETS AND LIABILITIES



                                                            Principal       Principal
                                                           Aggressive         Asset          Principal      Principal
                                                             Growth        Allocation        Balanced          Bond
                                                           Fund, Inc.      Fund, Inc.        Fund, Inc.     Fund, Inc.

Assets
Investment in securities -- at value
     (cost -- $28,658,034; $34,130,116; $39,330,608;
     $32,445,537; $110,642,942; $46,991,820;
     $48,231,081; $37,269,334; $11,147,545;
      $32,473,125 and $29,713,996,  respectively)
     (Note 4).........................................     $31,356,080     $37,006,764      $45,086,052      $35,080,896
Cash .................................................       4,752,850       3,982,848            1,311            1,745
Receivables:
     Dividends and interest...........................          84,799         354,862          437,908          640,478
     Investment securities sold.......................         316,798         125,148             -                -
     Capital Stock sold...............................          74,551          28,561          103,970          231,404

                                          Total Assets      36,585,078      41,498,183       45,629,241       35,954,523

Liabilities
Accrued expenses......................................          26,223          33,743           27,191           17,237
Payables:
     Investment securities purchased..................       2,914,773         385,906          191,789             -
     Capital Stock reacquired.........................           1,141           4,496            6,935           59,627

                                     Total Liabilities       2,942,137         424,145          225,915           76,864


Net Assets Applicable to Outstanding Shares    .......     $33,642,941     $41,074,038      $45,403,326      $35,877,659




Capital Stock (par value: $.01  a share)

Shares authorized.....................................     100,000,000     100,000,000      100,000,000      100,000,000
Shares issued and outstanding.........................       2,599,416       3,697,872        3,251,073        3,059,029

Net Asset Value Per Share   ..........................          $12.94          $11.11           $13.97           $11.73




Net Assets Consist of:
Capital Stock......................................... $        25,994  $       36,979  $        32,511   $       30,590
Additional paid-in capital............................      29,359,130      37,717,137       38,773,913       33,508,257
Accumulated undistributed (overdistributed)
     net investment income............................           3,483          19,826           11,765          -
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................       1,556,288         423,448          829,693         (296,547)
     Foreign currency transactions....................          -                -                -                -
Net unrealized appreciation of investments............       2,698,046       2,876,648        5,755,444        2,635,359
Net unrealized appreciation on translation
     of assets and liabilities in foreign currencies..          -               -                -               -

                                      Total Net Assets     $33,642,941     $41,074,038      $45,403,326      $35,877,659



See accompanying notes.

December 31, 1995

STATEMENTS OF ASSETS AND LIABILITIES


                                                             Principal       Principal        Principal
                                                              Capital        Emerging        Government       Principal
                                                           Accumulation       Growth         Securities        Growth
                                                            Fund, Inc.      Fund, Inc.       Fund, Inc.      Fund, Inc.

Assets
Investment in securities -- at value
     (cost -- $28,658,034; $34,130,116; $39,330,608;
     $32,445,537; $110,642,942; $46,991,820;
     $48,231,081; $37,269,334; $11,147,545;
      $32,473,125 and $29,713,996,  respectively)
     (Note 4).........................................     $136,067,278     $59,360,369      $50,430,539     $42,551,459
Cash .................................................            4,843           8,083            4,295           4,302
Receivables:
     Dividends and interest...........................          228,412          56,659          739,240          68,862
     Investment securities sold.......................            -               -                -                 -
     Capital Stock sold...............................          270,874         249,011          141,581         115,143

                                          Total Assets      136,571,407      59,674,122       51,315,655      42,739,766

Liabilities
Accrued expenses......................................           62,272          35,324           25,560          23,186
Payables:
     Investment securities purchased..................          270,239       1,101,914          964,688             -
     Capital Stock reacquired.........................          599,216          16,444          245,938           9,059

                                     Total Liabilities          931,727       1,153,682        1,236,186          32,245


Net Assets Applicable to Outstanding Shares    .......     $135,639,680     $58,520,440      $50,079,469     $42,707,521




Capital Stock (par value: $.01  a share)

Shares authorized.....................................      100,000,000     100,000,000      100,000,000     100,000,000
Shares issued and outstanding.........................        4,878,949       2,310,202        4,748,214       3,437,095

Net Asset Value Per Share   ..........................           $27.80          $25.33           $10.55          $12.43




Net Assets Consist of:
Capital Stock.........................................           48,789  $       23,102   $       47,482  $       34,371
Additional paid-in capital............................      107,046,263      45,375,332       48,531,472      37,381,406
Accumulated undistributed (overdistributed)
     net investment income............................           59,420           6,354           16,895           5,761
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................        3,060,872         747,103         (715,838)          3,858
     Foreign currency transactions....................           -               -                -               -
Net unrealized appreciation of investments............       25,424,336      12,368,549        2,199,458       5,282,125
Net unrealized appreciation on translation
     of assets and liabilities in foreign currencies..           -               -                -               -

                                      Total Net Assets     $135,639,680     $58,520,440      $50,079,469     $42,707,521



See accompanying notes.

December 31, 1995

STATEMENTS OF ASSETS AND LIABILITIES
                                                              Principal       Principal
                                                                High            Money         Principal
                                                                Yield          Market           World
                                                             Fund, Inc.      Fund, Inc.      Fund, Inc.

Assets
Investment in securities -- at value
     (cost -- $28,658,034; $34,130,116; $39,330,608;
     $32,445,537; $110,642,942; $46,991,820;
     $48,231,081; $37,269,334; $11,147,545;
      $32,473,125 and $29,713,996,  respectively)
     (Note 4).........................................      $11,389,212      $32,473,125     $31,760,990
Cash .................................................          199,133           15,245          20,131
Receivables:
     Dividends and interest...........................          249,185           21,953          68,426
     Investment securities sold.......................            -               -               -
     Capital Stock sold...............................              658          560,671          34,058

                                          Total Assets       11,838,188       33,070,994      31,883,605

Liabilities
Accrued expenses......................................            7,928           17,431          30,169
Payables:
     Investment securities purchased..................            -               -            1,229,880
     Capital Stock reacquired.........................              327          383,644          57,936

                                     Total Liabilities            8,255          401,075       1,317,985


Net Assets Applicable to Outstanding Shares    .......      $11,829,933      $32,669,919     $30,565,620




Capital Stock (par value: $.01  a share)

Shares authorized.....................................      100,000,000      500,000,000     100,000,000
Shares issued and outstanding.........................        1,409,500       32,669,919       2,852,252

Net Asset Value Per Share   ..........................            $8.39           $1.000          $10.72




Net Assets Consist of:
Capital Stock.........................................           14,095    $     326,699  $       28,523
Additional paid-in capital............................       12,805,331       32,343,220      28,349,066
Accumulated undistributed (overdistributed)
     net investment income............................          (25,104)          -               12,505
Accumulated undistributed net realized
     gain (loss) from:
     Investment transactions .........................       (1,206,056)          -              133,579
     Foreign currency transactions....................            -               -               (5,526)
Net unrealized appreciation of investments............          241,667           -            2,046,994
Net unrealized appreciation on translation
     of assets and liabilities in foreign currencies..            -               -                  479

                                      Total Net Assets      $11,829,933      $32,669,919     $30,565,620

See accompanying notes.

Year Ended December 31, 1995
STATEMENTS OF OPERATIONS



                                                           Principal        Principal
                                                          Aggressive          Asset         Principal       Principal
                                                            Growth         Allocation       Balanced           Bond
                                                          Fund, Inc.       Fund, Inc.      Fund, Inc.       Fund, Inc.

Net Investment Income
Income:
     Dividends........................................    $   423,403     $   498,964     $   469,990      $     -
     Less:  Withholding tax on foreign dividends......         -                -               -                -
     Interest.........................................         83,079       1,191,139       1,177,066        1,928,613

                                          Total Income        506,482       1,690,103       1,647,056        1,928,613

Expenses:
     Management and investment advisory
         fees (Note 3)................................        180,022         272,724         206,614          122,783
     Custodian fees...................................         14,717          20,436          11,315            6,124
     Directors' fees..................................          7,765           7,765           7,811            7,811
     Other............................................          1,426           1,553           1,580            1,328

                                        Total Expenses        203,930         302,478         227,320          138,046

                                 Net Investment Income        302,552       1,387,625       1,419,736        1,790,567

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Net realized gain (loss) from:
     Investment transactions..........................      4,905,174       1,628,048       1,509,204         (178,683)
     Foreign currency transactions....................         -                -               -                -
Net increase in unrealized
     appreciation/depreciation o
     Investments .....................................      2,660,711       3,340,632       4,627,533        3,151,543
     Translation of assets and liabilities in
          foreign currencies..........................         -                -               -                -

                   Net Realized and Unrealized Gain on
                      Investments and Foreign Currency      7,565,885       4,955,102       6,136,737        2,972,860

                           Net Increase in Net Assets
                             Resulting from Operations     $7,868,437      $6,356,305      $7,556,473       $4,763,427


See accompanying notes.

Year Ended December 31, 1995
STATEMENTS OF OPERATIONS


                                                             Principal        Principal       Principal
                                                              Capital         Emerging       Government       Principal
                                                           Accumulation        Growth        Securities        Growth
                                                            Fund, Inc.       Fund, Inc.      Fund, Inc.      Fund, Inc.

Net Investment Income
Income:
     Dividends........................................      $ 3,049,810     $   361,828      $    -           $  450,045
     Less:  Withholding tax on foreign dividends......           -                -               -               -
     Interest.........................................          275,913         425,555       2,951,088          282,243

                                          Total Income        3,325,723         787,383       2,951,088          732,288

Expenses:
     Management and investment advisory
         fees (Note 3)................................          591,891         264,411         202,554          137,029
     Custodian fees...................................           17,774          11,636          11,376           13,433
     Directors' fees..................................            7,838           7,811           7,811            8,046
     Other............................................            1,356           1,430           2,149            1,483

                                        Total Expenses          618,859         285,288         223,890          159,991

                                 Net Investment Income        2,706,864         502,095       2,727,198          572,297

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Net realized gain (loss) from:
     Investment transactions..........................       11,294,865       1,202,668         (41,117)         298,608
     Foreign currency transactions....................           -                -               -               -
Net increase in unrealized
     appreciation/depreciation o
     Investments .....................................       19,225,574       8,417,614       4,199,844        5,280,826
     Translation of assets and liabilities in
          foreign currencies..........................           -                -               -               -

                   Net Realized and Unrealized Gain on
                      Investments and Foreign Currency       30,520,439       9,620,282       4,158,727        5,579,434

                           Net Increase in Net Assets
                             Resulting from Operations      $33,227,303     $10,122,377      $6,885,925       $6,151,731


See accompanying notes.

Year Ended December 31, 1995
STATEMENTS OF OPERATIONS

                                                               Principal       Principal
                                                                 High            Money          Principal
                                                                 Yield          Market            World
                                                              Fund, Inc.      Fund, Inc.       Fund, Inc.

Net Investment Income
Income:
     Dividends........................................        $    -           $    -          $  585,383
     Less:  Withholding tax on foreign dividends......             -                -             (69,955)
     Interest.........................................        1,054,837         1,664,566         223,115

                                          Total Income        1,054,837         1,664,566         738,543

Expenses:
     Management and investment advisory
         fees (Note 3)................................           64,422           140,895         172,258
     Custodian fees...................................            4,819            12,512          37,884
     Directors' fees..................................            7,811             7,663           7,792
     Other............................................            1,371             1,354           1,427

                                        Total Expenses           78,423           162,424         219,361

                                 Net Investment Income          976,414         1,502,142         519,182

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Net realized gain (loss) from:
     Investment transactions..........................          (49,300)            -             174,169
     Foreign currency transactions....................             -                -              (5,526)
Net increase in unrealized
     appreciation/depreciation o
     Investments .....................................          664,483             -           2,573,961
     Translation of assets and liabilities in
          foreign currencies..........................             -                -                 304

                   Net Realized and Unrealized Gain on
                      Investments and Foreign Currency          615,183             -           2,742,908

                           Net Increase in Net Assets
                             Resulting from Operations       $1,591,597        $1,502,142      $3,262,090


See accompanying notes.

Years Ended December 31, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS


                                                          Principal                                   Principal
                                                      Aggressive Growth                           Asset Allocation
                                                         Fund, Inc.                                  Fund, Inc.


                                                        1995        1994(a)                         1995         1994(a)

Operations
Net investment income.......................         $  302,552  $    76,039                 $   1,387,625   $   663,604
Net realized gain (loss) from investment transactions 4,905,174       91,717                     1,628,048      (136,298)
Net increase (decrease) in unrealized appreciation/
     depreciation on investments and translation of
     assets and liabilities in foreign currencies ..  2,660,711       37,335                     3,340,632      (463,984)

       Net Increase (Decrease) in Net Assets
                   Resulting from Operations          7,868,437      205,091                     6,356,305        63,322

Dividends and Distributions to Shareholders
From net investment income..................           (305,795)     (69,313)                   (1,398,405)    (633,124)
From net realized gain on investments and foreign
      currency transactions.................         (3,377,897)     (62,706)                   (1,026,374)        -
Excess distribution of net realized gain on
     investments (Note 1)...................            -            -                              -          (41,928)

                                                    (3,683,692)    (132,019)                    (2,424,779)    (675,052)

Capital Share Transactions (Note 5)
Shares sold.................................        14,807,229   13,605,360                      7,552,421   27,985,523
Shares issued in reinvestment of dividends
     and distributions......................         3,683,692      132,019                      2,424,779      675,052
Shares redeemed.............................        (2,803,211)     (39,965)                      (875,745)      (7,788)

  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions        15,687,710   13,697,414                      9,101,455   28,652,787

                   Total Increase (Decrease)        19,872,455   13,770,486                     13,032,981   28,041,057

Net Assets
Beginning of period.........................        13,770,486        -                         28,041,057         -

End of period (including undistributed net
     investment income as set forth below)..       $33,642,941  $13,770,486                    $41,074,038  $28,041,057



Undistributed Net Investment Income.........       $     3,483  $     6,726               $         19,826  $    30,480



(a) Period from May 23, 1994 (date operations commenced) through December 31, 1994.


See accompanying notes.

Years Ended December 31, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS


                                                            Principal                                   Principal
                                                            Balanced                                     Bond
                                                            Fund, Inc.                                  Fund, Inc.


                                                          1995        1994                            1995         1994


Operations
Net investment income.......................          $  1,419,736   $  749,475                 $   1,790,567   $1,135,608
Net realized gain (loss) from investment transactions    1,509,204      754,708                      (178,683)    (105,044)
Net increase (decrease) in unrealized appreciation/
     depreciation on investments and translation of
     assets and liabilities in foreign currencies ..     4,627,533   (2,010,252)                    3,151,543   (1,416,499)

       Net Increase (Decrease) in Net Assets
                   Resulting from Operations             7,556,473     (506,069)                    4,763,427     (385,935)

Dividends and Distributions to Shareholders
From net investment income..................           (1,419,914)    (742,989)                    (1,807,251)  (1,129,640)
From net realized gain on investments and foreign
      currency transactions.................           (1,126,793)    (359,204)                        -            -
Excess distribution of net realized gain on
     investments (Note 1)...................                -           -                              -            -

                                                       (2,546,707)  (1,102,193)                   (1,807,251)  (1,129,640)

Capital Share Transactions (Note 5)
Shares sold.................................           18,469,155    4,652,236                    15,942,301    3,317,198
Shares issued in reinvestment of dividends
     and distributions......................            1,530,787    1,102,194                     1,815,744    1,129,640
Shares redeemed.............................           (4,649,589)    (501,945)                   (1,944,884)    (209,853)

  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions           15,350,353    5,252,485                    15,813,161    4,236,985

                   Total Increase (Decrease)           20,360,119    3,644,223                    18,769,337    2,721,410

Net Assets
Beginning of period.........................           25,043,207   21,398,984                    17,108,322   14,386,912

End of period (including undistributed net
     investment income as set forth below)..          $45,403,326  $25,043,207                   $35,877,659 $ 17,108,322



Undistributed Net Investment Income.........          $    11,765  $    11,943                   $    -      $     16,684



(a) Period from May 23, 1994 (date operations commenced) through December 31, 1994.


See accompanying notes.

Years Ended December 31, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS

                                                              PRINCIPAL
                                                         CAPITAL ACCUMULATION
                                                              FUND, INC.

                                                           1995          1994

Operations
Net investment income.......................          $  2,706,864  $ 3,083,195
Net realized gain (loss) from investment transactions   11,294,865    3,704,610
Net increase (decrease) in unrealized appreciation/
     depreciation on investments and translation of
     assets and liabilities in foreign currencies.      19,225,574   (5,902,482)

       Net Increase (Decrease) in Net Assets
                   Resulting from Operations            33,227,303      885,323

Dividends and Distributions to Shareholders
From net investment income..................           (2,707,756)   (3,039,878)
From net realized gain on investments and foreign
      currency transactions.................          (10,552,706)   (3,606,801)
Excess distribution of net realized gain on
     investments (Note 1)...................               -             -

                                                      (13,260,462)   (6,646,679)

Capital Share Transactions (Note 5)
Shares sold.................................           38,113,651    33,765,050
Shares issued in reinvestment of dividends
     and distributions......................           13,137,194     6,592,055
Shares redeemed.............................          (56,149,805)  (42,538,618)

  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions           (4,898,960)   (2,181,513)

                   Total Increase (Decrease)           15,067,881    (7,942,869)

Net Assets
Beginning of period.........................          120,571,799   128,514,668

End of period (including undistributed net
     investment income as set forth below)..         $135,639,680  $120,571,799



Undistributed Net Investment Income.........         $    59,419   $     60,311



(a) Period from May 23, 1994 (date operations commenced) through December 31, 1994.


See accompanying notes.

Years Ended December 31, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)





                                                                        Principal                      Principal
                                                                     Emerging Growth             Government Securities
                                                                       Fund, Inc.                     Fund, Inc.




                                                                   1995           1994            1995          1994

Operations
Net investment income........................................   $  502,095    $  166,792    $  2,727,198  $  2,755,820
Net realized gain (loss) from investment transactions........    1,202,668       677,550         (41,117)     (674,721)
Net realized gain (loss) from foreign currency transactions..        -              -               -            -
Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and
     liabilities in foreign currencies.......................    8,417,614      (716,715)      4,199,844    (3,960,440)

Net Increase (Decrease) in Net Assets Resulting from Operations 10,122,377       127,627       6,885,925    (1,879,341)

Dividends and Distributions to Shareholders
From net investment income...................................     (496,559)     (165,538)     (2,764,369)   (2,694,877)
Excess distribution of net investment income (Note 1)........        -              -               -             -
From net realized gain on investments and foreign currency
      transactions                                                (473,643)     (824,006)           -             -

                                                                  (970,202)     (989,544)     (2,764,369)   (2,694,877)

Capital Share Transactions (Note 5)
Shares sold..................................................   33,010,562    12,744,993      24,755,653    20,568,925
Shares issued in reinvestment of dividends
      and distributions......................................      825,122       989,544       2,708,209     2,626,308
Shares redeemed..............................................   (8,379,384)   (1,148,919)    (17,627,312)  (19,158,954)

                             Net Increase in Net Assets from
                                  Capital Shares Transactions   25,456,300    12,585,618       9,836,550     4,036,279

                                    Total Increase (Decrease)   34,608,475    11,723,701      13,958,106      (537,939)

Net Assets
Beginning of period..........................................   23,911,965    12,188,264      36,121,363    36,659,302

End of period (including undistributed (overdistributed) net
     investment income as set forth below)...................  $58,520,440   $23,911,965     $50,079,469   $36,121,363



Undistributed (Overdistributed) Net Investment Income........ $      6,354   $     1,353     $    16,895   $   79,009




(b) Period from March 23, 1994 (date operations commenced) through December 31, 1994.


See accompanying notes.

Years Ended December 31, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)

                                                                         Principal                     Principal
                                                                          Growth                      High Yield
                                                                        Fund, Inc.                    Fund, Inc.




                                                                    1995         1994(b)          1995          1994

Operations
Net investment income........................................    $  572,297    $  107,760      $  976,414   $   862,613
Net realized gain (loss) from investment transactions........       298,608            (8)        (49,300)     (113,805)
Net realized gain (loss) from foreign currency transactions..         -             -               -             -
Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and
     liabilities in foreign currencies.......................     5,280,826         1,299         664,483      (691,913)

Net Increase (Decrease) in Net Assets Resulting from Operations   6,151,731       109,051       1,591,597        56,895

Dividends and Distributions to Shareholders
From net investment income...................................      (566,536)     (107,760)       (991,915)     (854,622)
Excess distribution of net investment income (Note 1)........         -              (199)        (25,104)        -
From net realized gain on investments and foreign currency
      transactions                                                 (294,742)           -             -            -

                                                                   (861,278)     (107,959)     (1,017,019)     (854,622)

Capital Share Transactions (Note 5)
Shares sold..................................................    29,355,706    13,353,752         673,188       120,658
Shares issued in reinvestment of dividends
      and distributions......................................       753,669       107,959       1,017,019       854,623
Shares redeemed..............................................    (5,778,425)     (376,685)       (131,664)      (56,349)

                             Net Increase in Net Assets from
                                  Capital Shares Transactions    24,330,950    13,085,026       1,558,543       918,932

                                    Total Increase (Decrease)    29,621,403    13,086,118       2,133,121       121,205

Net Assets
Beginning of period..........................................    13,086,118         -           9,696,812     9,575,607

End of period (including undistributed (overdistributed) net
     investment income as set forth below)...................   $42,707,521   $13,086,118     $11,829,933    $9,696,812



Undistributed (Overdistributed) Net Investment Income........   $     5,761   $     -         $  (25,104)    $   16,274




(b) Period from March 23, 1994 (date operations commenced) through December 31, 1994.


See accompanying notes.

Years Ended December 31, Except as Noted

STATEMENTS  OF  CHANGES IN NET ASSETS (Continued)



                                                                              Principal                     Principal
                                                                            Money Market                      World
                                                                             Fund, Inc.                    Fund, Inc.




                                                                        1995          1994            1995          1994(b)

Operations
Net investment income........................................      $  1,502,142    $  958,162      $  519,182     $   74,661
Net realized gain (loss) from investment transactions........             -             -             174,169          8,912
Net realized gain (loss) from foreign currency transactions..             -             -              (5,526)        14,084
Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and
     liabilities in foreign currencies.......................             -             -           2,574,265       (526,792)

Net Increase (Decrease) in Net Assets Resulting from Operations       1,502,142       958,162       3,262,090       (429,135)

Dividends and Distributions to Shareholders
From net investment income...................................        (1,502,142)     (958,162)       (506,808)       (74,661)
Excess distribution of net investment income (Note 1)........             -             -               -            (25,968)
From net realized gain on investments and foreign currency
      transactions                                                        -             -             (23,834)        (4,568)

                                                                     (1,502,142)     (958,162)       (530,642)      (105,197)

Capital Share Transactions (Note 5)
Shares sold..................................................        94,151,329    73,870,425      15,630,379     14,270,677
Shares issued in reinvestment of dividends
      and distributions......................................         1,130,170       706,556         530,642        105,196
Shares redeemed..............................................       (91,983,464)  (67,958,011)     (2,072,943)       (95,447)

                             Net Increase in Net Assets from
                                  Capital Shares Transactions         3,298,035     6,618,970      14,088,078     14,280,426

                                    Total Increase (Decrease)         3,298,035     6,618,970      16,819,526     13,746,094

Net Assets
Beginning of period..........................................        29,371,884    22,752,914      13,746,094          -

End of period (including undistributed (overdistributed) net
     investment income as set forth below)...................       $32,669,919   $29,371,884     $30,565,620    $13,746,094



Undistributed (Overdistributed) Net Investment Income........       $    -        $     -         $    12,505    $   (11,884)




(b) Period from March 23, 1994 (date operations commenced) through December 31, 1994.


See accompanying notes.

December 31, 1995

NOTES TO FINANCIAL STATEMENTS

Principal Aggressive Growth Fund, Inc.
Principal Asset Allocation Fund, Inc.
Principal Balanced Fund, Inc.
Principal Bond Fund, Inc.
Principal Capital Accumulation Fund, Inc.
Principal Emerging Growth Fund, Inc.
Principal Government Securities Fund, Inc.
Principal Growth Fund, Inc.
Principal High Yield Fund, Inc.
Principal Money Market Fund, Inc.
Principal World Fund, Inc.


Note 1 - Significant Accounting Policies

Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc. and Principal World Fund, Inc. (the "Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

On March 23, 1994, the initial purchases of 500,000 shares of Capital Stock of the Principal Growth Fund, Inc. and 500,000 shares of Capital Stock of the Principal World Fund, Inc. were made by Principal Mutual Life Insurance Company. On May 23, 1994, the initial purchases of 1,000,000 shares of Capital Stock of the Principal Aggressive Growth Fund, Inc. and 2,500,000 shares of Capital Stock of the Principal Asset Allocation Fund, Inc. were made by Principal Mutual Life Insurance Company (see Note 3).

Principal Money Market Fund, Inc. values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The other funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

With respect to Principal World Fund, Inc., the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation.

Since the carrying amount of the foreign securities in the Principal World Fund, Inc. is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Funds record investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest income is recognized on an accrual basis.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

With respect to Principal Money Market Fund, Inc., all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other funds are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investment and foreign currency transactions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e. that they result from other than timing of recognition
- "temporary"), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the years ended December 31, 1995 and 1994 were not material.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded for financial statement purposes by the fund. The differences between the income and gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on investments in the accompanying Statements of Changes in Net Assets.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - Federal Income Taxes

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year, substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is approximately the same for both federal income tax and financial reporting purposes.

At December 31, 1995, Principal Bond Fund, Inc. had a net capital loss carryforward of approximately $297,000 expiring in 1999 through 2004. Principal Government Securities Fund, Inc. had a net capital loss carryforward of approximately $716,000 expiring in 2002 and 2003. Principal High Yield Fund, Inc. had a net capital loss carryforward of approximately $1,206,000 expiring in 1997 through 2004.

Note 3 - Management Agreement and Transactions With Affiliates

The Funds have agreed to pay investment advisory and management fees to Princor Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Mutual Life Insurance Company) (the "Manager"), computed at an annual percentage rate of each fund's average daily net assets. The annual rate used in this calculation for Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc. and Principal Money Market Fund, Inc. is .50% of the first $100 million of the fund's average daily net assets and .45% of the next $100 million of the fund's average daily net assets. The annual rate used in this calculation for Principal Asset Allocation Fund, Inc. and Principal Aggressive Growth Fund, Inc. is .80% of the first $100 million of the fund's average daily net assets. With respect to Principal Balanced Fund, Inc. and Principal High Yield Fund, Inc., the annual rate used in this calculation is
 .60% of the first $100 million of the fund's average daily net assets. With respect to Principal Emerging Growth Fund, Inc. and Principal World Fund, Inc., the annual rate used in this calculation is .65% and .75%, respectively, of the first $100 million of the fund's average daily net assets.

Brokerage commissions were paid to affiliates by certain of the funds, as follows:

                               Year Ended      Year Ended
                              December 31,    December 31,
                                  1995            1994

  Principal Balanced Fund, Inc.  $  219         $  669
  Principal Capital Accumulation
   Fund, Inc.                     3,885          8,243
  Principal Emerging Growth
   Fund, Inc.                       910            357
  Principal Growth Fund, Inc.     4,252            632
  Principal World Fund, Inc.      2,207             -

     All of the shares of the Funds are owned by Principal Mutual Life Insurance Company and/or one or more Separate Accounts sponsored by Principal Mutual Life Insurance Company.

Note 4 - Investment Transactions

     For the year ended December 31, 1995, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                                      Purchases         Sales

   Principal Aggressive Growth Fund, Inc.          $47,132,569      $35,553,552
   Principal Asset Allocation Fund, Inc.            17,840,056       14,515,105
   Principal Balanced Fund, Inc.                    10,450,120        6,649,589
   Principal Bond Fund, Inc.                        15,684,250        1,364,080
   Principal Capital Accumulation Fund, Inc.        57,328,669       71,739,432
   Principal Emerging Growth Fund, Inc.             27,041,960        4,585,280
   Principal Government Securities Fund, Inc.       10,622,207        3,096,381
   Principal Growth Fund, Inc.                      29,143,961        1,567,901
   Principal High Yield Fund, Inc.                   5,276,816        3,539,464
   Principal World Fund, Inc.                       18,300,514        3,049,748


     At December 31, 1995, net unrealized appreciation of investments held by the Funds was composed of the following:

                                                                                   Net Unrealized
                                                       Gross Unrealized             Appreciation

                                                Appreciation     (Depreciation)    of Investments



  Principal Aggressive Growth Fund, Inc.        $ 3,213,961     $   (515,915)      $ 2,698,046
  Principal Asset Allocation Fund, Inc.           3,913,777       (1,037,129)        2,876,648
  Principal Balanced Fund, Inc.                   6,281,111         (525,667)        5,755,444
  Principal Bond Fund, Inc.                       2,638,218           (2,859)        2,635,359
  Principal Capital Accumulation Fund, Inc.      28,143,974       (2,719,638)       25,424,336
  Principal Emerging Growth Fund, Inc.           13,876,605       (1,508,056)       12,368,549
  Principal Government Securities Fund, Inc.      2,263,134          (63,676)        2,199,458
  Principal Growth Fund, Inc.                     6,432,155       (1,150,030)        5,282,125
  Principal High Yield Fund, Inc.                   466,848         (225,181)          241,667
  Principal World Fund, Inc.                      3,485,222       (1,438,228)        2,046,994

Principal Government Securities Fund, Inc. may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of December 31, 1995, TBA purchase commitments involved securities with a face amount of $1,000,000, cost of $964,688 and market value of $967,510. Principal Government Securities Fund, Inc. has set aside investment securities and other assets in excess of the commitments to serve as collateral.

At December 31, 1995, Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Emerging Growth Fund, Inc., Principal High Yield Fund, Inc. and Principal World Fund, Inc. held the following securities which may require registration under the Securities Act of 1933 or an exemption therefrom in order to effect a sale in the ordinary course of business.

                                                                                             Value at      Value as a
                                                                   Date of                   Dec. 31,     Percentage of
           Fund                   Security Description           Acquisition       Cost        1995         Net Assets

   Principal Asset
   Allocation Fund, Inc.   Telebras GDR                            9/14/94     $    1,012  $      853         .00%

                           HMC Acquisition Properties;
                           Senior Notes                            12/15/95       200,000     200,000         .49%

                                                                                              200,853         .49%
   Principal Balanced      Federal-Mogul Corp.; Series D
   Fund, Inc.              Convertible                             10/15/92       248,325     258,538         .57%

   Principal Emerging      Ciba-Geigy Corp.; Exchangeable
   Growth Fund, Inc.       Subordinated Debentures                 3/20/91        150,000     151,500         .26%

                           Sierra On Line; Convertible
                           Subordinated Debentures                 8/17/94        100,375     225,087         .38%

                                                                                              376,587         .64%
   Principal High Yield    California Energy Casecnan
   Fund, Inc.              Water & Energy Co., Inc.;
                           Senior Secured Series B                 11/21/95       300,000     303,000        2.56%

                           Continental Cablevision, Inc.;
                           Senior Notes                            12/8/95        299,037     300,000        2.54%

                           Howmet Corp.; Senior
                           Subordinated Notes                      11/22/95       150,000     157,500        1.33%

                                                                                              760,500        6.43%
   Principal World
   Fund, Inc.              Alfa SA; Convertible
                           Subordinated Debentures                 9/25/95        398,000     392,000        1.28%

                           Koninklijke KNP BT NV                   3/7/95          91,891      71,966         .25%
                                                                   3/29/95         46,567      41,123         .13%

                           Royal Plastics Group                    11/23/94        41,703      73,854         .24%
                                                                   9/25/95        132,960     144,812         .47%

                           Voest-Alpine Stahl                      10/30/95       280,007     264,025         .86%

     The Fund's investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by industry and issuer except for Principal World Fund, Inc. which is summarized by country, industry and issuer.

Note 5 - Capital Share Transactions

Transactions in Capital Stock by fund were as follows:


                                                   Principal Aggressive         Principal Asset      Principal Balanced
                                                     Growth Fund, Inc.       Allocation Fund, Inc.       Fund, Inc.

  Year Ended December 31, 1995:
  Shares sold...................................        1,161,931                  692,541                1,392,999
  Shares issued in reinvestment of
   dividends and distributions..................          287,452                  219,390                  115,881

  Shares redeemed...............................         (211,535)                 (78,261)                (354,061)

                                   Net Increase         1,237,848                  833,670                1,154,819



  Period Ended December 31, 1994:(1)
  Shares sold...................................        1,352,371                2,796,023                  368,768
  Shares issued in reinvestment of
   dividends and distributions..................           13,058                   68,953                   91,841

  Shares redeemed...............................           (3,861)                    (774)                 (39,693)


                                  Net Increase          1,361,568                2,864,202                  420,916




     (1)Principal  Aggressive  Growth Fund, Inc. and Principal Asset  Allocation
Fund,  Inc.,  period  from May 23,  1994  (date  operations  commenced)  through
December 31, 1994.


                                                      Principal             Principal Capital        Principal Emerging
                                                    Bond Fund, Inc.      Accumulation Fund, Inc.      Growth Fund, Inc.

  Year Ended December 31, 1995:
  Shares sold...................................      1,388,036                 1,462,128                 1,443,488
  Shares issued in reinvestment of
   dividends and distributions..................        155,537                   493,432                    32,984

  Shares redeemed...............................       (174,815)               (2,220,452)                 (363,945)

                        Net Increase (Decrease)       1,368,758                  (264,892)                1,112,527



  Year Ended December 31, 1994:
  Shares sold...................................        308,755                 1,381,360                   618,438
  Shares issued in reinvestment of
   dividends and distributions..................        111,513                   275,405                    49,050

  Shares redeemed...............................        (19,236)               (1,735,373)                  (56,074)

                        Net Increase (Decrease)         401,032                   (78,608)                  611,414



                                                      Principal Government       Principal Growth       Principal High
Securities Fund, Inc.                                      Fund, Inc.            Yield Fund, Inc.

  Year Ended December 31, 1995:
  Shares sold...................................      2,389,165                 2,597,297                   77,400
  Shares issued in reinvestment of
   dividends and distributions..................        258,394                    61,037                  121,455
  Shares redeemed...............................     (1,752,028)                 (517,157)                 (15,228)

                                   Net Increase         895,531                 2,141,177                  183,627



  Period Ended December 31, 1994:(2)
  Shares sold...................................      1,999,929                 1,322,072                   14,057
  Shares issued in reinvestment of
   dividends and distributions..................        279,684                    10,689                  107,934
  Shares redeemed...............................     (1,881,876)                  (36,843)                  (6,581)

                                  Net Increase          397,737                 1,295,918                  115,410



     (2)Principal Growth Fund, Inc., period from March 23, 1994 (date operations commenced) through December 31, 1994.



                                                         Principal Money          Principal World
Market Fund, Inc.                                          Fund, Inc.


  Year Ended December 31, 1995:
  Shares sold...................................           94,151,329                1,566,265
  Shares issued in reinvestment of
   dividends and distributions..................            1,130,170                   49,808
  Shares redeemed...............................          (91,983,464)                (202,182)

                                   Net Increase             3,298,035                1,413,891



  Period Ended December 31, 1994:(3)
  Shares sold...................................           73,870,425                1,437,009
  Shares issued in reinvestment of
   dividends and distributions..................              706,556                   11,004
  Shares redeemed...............................          (67,958,011)                  (9,652)

                                  Net Increase              6,618,970                1,438,361



     (3)Principal World Fund, Inc., period from March 23, 1994 (date operations commenced) through December 31, 1994.



Note 6 - Line of Credit

     The Funds have an unsecured line of credit with a bank which allows each fund to borrow up to $500,000. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's Fed Funds Unsecured Rate plus 100 basis points. Additionally, a commitment fee is charged at the annual rate of .25% on the line of credit. At December 31, 1995, the Funds had no outstanding borrowings under the line of credit.

December 31, 1995



SCHEDULES OF INVESTMENTS

PRINCIPAL AGGRESSIVE GROWTH FUND, INC.

                                      Shares
                                       Held        Value

Common Stocks (93.20%)

Agricultural Chemicals (0.44%)
   IMC Global Group, Inc.              3,600    $  147,150

Air Transportation, Scheduled (0.86%)
   AMR Corp.                           2,000(a)    148,500
   USAir Group, Inc.                  10,600(a)    140,450

                                                   288,950
Aircraft & Parts (8.48%)
   Boeing Co.                          3,700       289,988
   Lockheed Martin Corp.               2,300       181,700
   McDonnell Douglas Corp.             7,300       671,600
   Sunstrand Corp.                     8,900       626,337
   Textron, Inc.                       4,800       324,000
   United Technologies Corp.           8,000       759,000

                                                 2,852,625
Auto & Home Supply Stores (1.08%)
   Autozone, Inc.                     12,600(a)    363,825

Bakery Products (0.29%)
   Interstate Bakeries                 4,400        98,450

Beverages (1.14%)
   Coca-Cola Enterprises              14,300       382,525

Commercial Banks (9.68%)
   Chase Manhattan Bank Corp.          4,600       278,875
   Citicorp                            5,900       396,775
   First Interstate Bancorp.           5,800       791,700
   J. P. Morgan & Co.                  4,400       353,100
   Wells Fargo & Co.                   6,650     1,436,400

                                                 3,256,850
Computer & Data Processing
Services (2.82%)
   First Data Corp.                    4,700       314,313
   Microsoft Corp.                     3,900(a)    342,225
   Oracle Systems Corp.                6,900(a)    292,387

                                                   948,925
Computer & Office Equipment (4.17%)
   Bell & Howell Holdings              3,300(a)     92,400
   Cisco Systems                       2,700(a)    201,487
   Hewlett-Packard Co.                 4,000       335,000
   International Business
     Machines Corp.                    5,900       541,325
   Seagate Technology Co.              4,900(a)    232,750

                                                 1,402,962
Consumer Products (10.27%)
   Philip Morris Cos., Inc.           33,500     3,031,750
   RJR Nabisco                        13,700       422,987

                                                 3,454,737
Department Stores (0.81%)
   Harcourt General, Inc.              6,500       272,188

Drugs (3.26%)
   American Home Products Corp.        3,300       320,100
   Pfizer, Inc.                        5,900       371,700
   Schering-Plough Corp.               7,400       405,150

                                                 1,096,950
Eating & Drinking Places (0.55%)
   Boston Chicken, Inc.                5,800(a)    186,325

Electronic Components &
Accessories (1.92%)
   Intel Corp.                         4,100    $  232,675
   Logic Corp.                         5,700(a)    186,675
   Texas Instruments                   4,400       227,700

                                                   647,050
Federal & Federally Sponsored
Credit (3.85%)
   Federal Home Loan Mortgage Corp.    4,800       400,800
   Federal National Mortgage
     Association                       4,600       570,975
   Student Loan Marketing Association
     (non-voting)                      4,900       322,787

                                                 1,294,562
Finance Services (2.35%)
   Loews Corp.                        10,100       791,587

Fire, Marine, & Casualty
 Insurance (1.70%)
   Aetna Life & Casualty Co.           3,600       249,300
   Cigna Corp.                         2,600       268,450
   GCR Holdings Limited                2,400(a)     54,000

                                                   571,750
Grain Mill Products (1.62%)
   Kellogg Co.                         4,000       309,000
   Ralston-Ralston Purina Group        3,800       237,025

                                                   546,025
Hospitals (1.03%)
   Columbia/HCA Healthcare Corp.       6,800       345,100

Hotels & Motels (0.77%)
   La Quinta Motor Inns                8,000       219,000
   Trump Hotels & Casinos              1,800(a)     38,700

                                                   257,700
Industrial Inorganic Chemicals (1.40%)
   Monsanto Co.                        1,900       232,750
   Olin Corp.                          3,200       237,600

                                                   470,350
Industrial Machinery, NEC (0.99%)
   Applied Materials, Inc.             8,500(a)    334,688

Insurance Agents, Brokers, &
Services (1.47%)
   Exel Ltd.                           8,100       494,100

Life Insurance (0.19%)
   The Guarantee Life Co.              4,000(a)     63,000

Lumber & Other Building
Materials (0.94%)
   Home Depot, Inc.                    6,600       315,975

Manifold Business Forms (0.62%)
   Reynolds & Reynolds                 5,400       209,925

Medical Service & Health
Insurance (1.31%)
   United Healthcare Corp.             2,800       183,400
   U.S. HealthCare, Inc.               5,500       255,750

                                                   439,150
Miscellaneous Business Services (0.82%)
   CUC International, Inc.             8,050       274,706

Miscellaneous Electrical Equipment &
Supplies (0.66%)
   Motorola, Inc.                      3,900    $  222,300

Miscellaneous Food Stores (1.18%)
   General Nutrition Cos.             17,300       397,900

Miscellaneous Investing (1.92%)
   HFS, Inc.                           7,900(a)    645,825

Motion Picture Production &
Services (0.95%)
   Walt Disney Productions             5,400       318,600

Motion Picture Theaters (0.31%)
   AMC Entertainment                   4,500(a)    105,188

Newspapers (1.68%)
   Gannett Co.                         6,100       374,387
   New York Times Co.                  6,400       189,600

                                                   563,987
Nonstore Retailers (0.55%)
   AMRE Inc.                          12,600       184,275

Periodicals (1.16%)
   K III Communications               32,300(a)    391,638

Personal Credit Institutions (2.49%)
   Dean Witter, Discover & Co.         8,000       376,000
   Household International Corp.       7,800       461,175

                                                   837,175
Photographic Equipment &
Supplies (0.91%)
   Eastman Kodak Co.                   4,550       304,850

Plastic Materials & Synthetics (0.90%)
   Hercules, Inc.                      5,400       304,425

Primary Nonferrous Metals (0.47%)
   Aluminum Co. of America             3,000       158,625

Radio, Television & Computer
Stores (0.32%)
   Tandy Corp.                         2,600       107,900

Radio & Television
Broadcasting (1.49%)
   Infinity Broadcasting               8,400(a)    312,900
   New World Communications           10,700(a)    187,250

                                                   500,150
Refrigeration & Service
Machinery (1.24%)
   American Standard, Inc.            14,900       417,200

Retail Stores, NEC (0.29%)
   PETsMART Inc.                       3,200(a)     99,200

Rubber & Plastics Footwear (0.46%)
   Nike, Inc.                          1,400        97,475
   Reebok International Ltd.           2,000        56,500

                                                   153,975
Search & Navigation Equipment (1.29%)
   Litton Industries, Inc.             1,500(a)     66,750
   Watkins Johnson Co.                 8,400       367,500

                                                   434,250
Security & Commodity Services (0.82%)
   Franklin Resources, Inc.            5,500    $  277,063

Security Brokers & Dealers (2.84%)
   American Express Co.               23,100       955,762

Ship & Boat Building &
Repairing (0.51%)
   General Dynamics Corp.              2,900       171,463

Sugar & Confectionary
Products (0.84%)
   Wrigley, (Wm.) Jr. Co.              5,400       283,500

Surety Insurance (0.76%)
   Ace Ltd.                            6,400       254,400

Telephone Communication (2.33%)
   AT&T Corp.                          5,300       343,175
   Airtouch Communications, Inc.       4,900(a)    138,425
   MCI Communications Corp.           11,600       303,050

                                                   784,650
Tires & Inner Tubes (0.96%)
   Goodyear Tire & Rubber Co.          7,100       322,163

Toys & Sporting Goods (0.27%)
   Toy Biz, Inc.                       4,200(a)     91,350

Video Tape Rental (0.77%)
   Viacom Inc., Class B                5,491(a)    260,136


        Total Portfolio Investments (93.20%)    31,356,080

Cash and receivables, net of liabilities (6.80%) 2,286,861


                  Total Net Assets (100.00%)   $33,642,941


(a) Non-income producing security - No dividend paid during the past twelve months.

PRINCIPAL ASSET ALLOCATION FUND, INC.


                                      Shares
                                       Held       Value


Common Stocks (53.00%)

Aerospace Industries (0.48%)
   Gencorp, Inc.                       4,800 $      58,800
   Rockwell International Corp.        1,500        79,312
   Thiokol Corp.                       1,700        57,588

                                                   195,700
Agricultural Chemicals (0.10%)
   IMC Global Group, Inc.              1,000        40,875

Air Transportation, Scheduled (0.93%)
   AMR Corp.                           1,200(a)     89,100
   Airborne Freight Corp.              2,500        66,563
   British Airways PLC ADR             1,400       101,850
   Cathay Pacific Airways ADR          8,500        64,860
   SkyWest Airlines, Inc.              2,700        34,762
   USAir Group, Inc.                   1,700(a)     22,525

                                                   379,660
Aircraft & Parts (1.32%)
   Boeing Co.                            800    $   62,700
   Lockheed Martin Corp.                 600        47,400
   McDonnell Douglas Corp.             2,500       230,000
   Sunstrand Corp.                     1,800       126,675
   United Technologies Corp.             800        75,900

                                                   542,675
Auto & Home Supply Stores (0.21%)
   Autozone, Inc.                      3,000(a)     86,625

Automotive  Rentals,
 No Drivers (0.17%)
   Ryder Systems, Inc.                 2,800        69,300

Bakery Products (0.04%)
   Interstate Bakeries                   700        15,662

Bituminous Coal &
Lignite Mining (0.11%)
   Ashland Coal, Inc.                  2,000        42,750

Beverages (0.98%)
   Bass PLC ADR                        5,000       111,250
   Coca-Cola Enterprises               2,800        74,900
   Coors (Adolph); Class B             3,200        70,800
   Kirin Brewery                       1,200       143,400

                                                   400,350
Blast Furnace & Basic Steel
Products (0.48%)
   Acesita-Cia Acos Especiais
      Itabira ADR                      2,260        23,648
   Australian National Industries      8,960        26,660
   Birmingham Steel                    3,800        56,525
   British Steel PLC ADS               3,500        89,687

                                                   196,520
Bowling Centers (0.31%)
   Meija Seika Kaisha Ltd. ADR         2,100       126,629

Broadwoven Fabric Mills,
Cotton (0.15%)
   Springs Industries, Inc.            1,500        62,062

Chemicals & Allied Products (0.67%)
   Aceto, Inc.                         4,400        70,400
   Bayer AG Sponsored ADR              3,300        87,268
   Ciba-Geigy Sponsored ADR            2,700       119,085

                                                   276,753
Cogeneration - Small Power
Producer (0.13%)
   Zurn Industries                     2,500        53,437

Combination Utility Services (0.86%)
   Central Hudson Gas & Electric Corp. 1,900        58,663
   Commonwealth Energy Systems         1,500        67,125
   NIPSCO Industries, Inc.             2,550        97,537
   Orange & Rockland Utilities, Inc.   1,700        60,775
   Washington Water Power Co.          4,000        70,000

                                                   354,100
Commercial Banks (5.21%)
   ABN-AMRO Holdings NV ADR            2,600    $  118,566
   Allied Irish Banks ADR              2,900        94,250
   Banco Central ADR                   6,500        65,812
   Banco Fraces Del Rio De La Plata    2,875        77,266
   BankAmerica Corp.                   1,050        67,988
   Banker's Trust                      1,150        76,475
   Brierly Investments Ltd. ADR        5,550        87,805
   Chase Manhattan Bank Corp.            900        54,562
   Chemical Banking Corp.              1,400        82,250
   Citicorp                            1,600       107,600
   Commerzbank AG ADR                  1,800        85,267
   Finova Group, Inc.                  1,400        67,550
   First of America Bank Corp.         1,800        79,875
   First Security Corp.                1,800        69,300
   HSBC Holdings ADR                     600        90,792
   Mellon Bank Corp.                   1,300        69,875
   National Westminster ADR            1,900       115,425
   Onbankcorp, Inc.                    1,800        60,075
   PNC Financial Corp.                 2,600        83,850
   Peoples Heritage Financial
     Group, Inc.                       2,400        54,600
   Summit Bancorp.                        80         2,520
   Trustmark Corp.                     3,200        72,800
   Union Planter's Corp.               2,000        63,750
   Wells Fargo & Co.                   1,300       280,800
   Westpac Banking ADR                 4,900       110,250

                                                 2,139,303
Commercial Printing (0.17%)
   Bowne & Co., Inc.                   3,500        70,000

Communications Equipment (0.52%)
   Alcatel  Alsthom ADR                4,700        82,250
   Hanson PLC ADR                      3,850        58,712
   Harris Corp.                        1,350        73,744

                                                   214,706
Communications Services,
NEC (0.15%)
   Comsat Corp.                        3,200        59,600

Computer & Data Processing
Services (0.43%)
   First Data Corp.                      900        60,188
   Microsoft Corp.                       700(a)     61,425
   Oracle Systems Corp.                1,300(a)     55,087

                                                   176,700
Computer & Office Equipment (1.25%)
   Apple Computer, Inc.                1,800        57,375
   Bell & Howell Holdings                600(a)     16,800
   Cisco Systems                         500(a)     37,313
   Hewlett-Packard Co.                   900        75,375
   Hitachi Ltd. ADR                    1,300       130,650
   International Business
     Machines Corp.                    1,000        91,750
   National Computer Systems, Inc.     3,000        56,625
   Seagate Technology Co.              1,000(a)     47,500


                                                   513,388
Concrete, Gypsum & Plaster
Products (0.36%)
   Ameron, Inc.                        1,900        71,488
   Italcementi Fabriche S P A ADR     13,000        77,849

                                                   149,337
Concrete Work (0.16%)
   Pioneer International Ltd. ADR     25,000    $   64,530

Construction & Related
Machinery (0.15%)
   Cascade Corp.                       4,400        61,600

Consumer Products (1.58%)
   American Brands, Inc.               1,800        80,325
   Philip Morris Cos., Inc.            6,300       570,150

                                                   650,475
Crude Petroleum &
Natural Gas (0.76%)
   Broken Hill Proprietary Ltd. ADR    1,100        62,150
   Petrofina SA ADR                    2,900        88,786
   Societe Generale ADR                3,600        89,073
   Texaco, Inc.                          900        70,650

                                                   310,659
Cutlery, Handtools &
Hardware (0.17%)
   Starrett (L.S.); Class A            2,700        69,862
Deep Sea Foreign Transportation
of Freight (0.12%)
   Overseas Shipholding Group, Inc.    2,700        51,300

Department Stores (0.69%)
   Harcourt General, Inc.              1,200        50,250
   Marui Corp. ADR                     3,800       158,407
   J. C. Penney                        1,600        76,200

                                                   284,857
Dimension Stone (0.19%)
   English China Clays ADR             5,300        79,500

Drugs (1.16%)
   Baxter International, Inc.          1,900        79,563
   Hafslund Nycomed ADR                4,400       115,500
   Novo Nordisk ADR                    3,200       108,800
   Pfizer, Inc.                        1,800       113,400
   Schering-Plough Corp.               1,100        60,225

                                                   477,488
Drugs, Proprietaries &
 Sundries (0.70%)
   Amway Japan Lrd ADS                 7,000       146,125
   Bergen Brunswig                     2,700        67,163
   Bindley Western Industries, Inc.    4,300        73,100

                                                   286,388
Eating & Drinking Places (0.35%)
   Boston Chicken, Inc.                1,000(a)     32,125
   Piccadilly Cafeterias               6,000        57,000
   Sbarro, Inc.                        2,500        53,750

                                                   142,875
Electric Light & Wiring
Equipment (0.17%)
   National Service Industries         2,100        67,987

Electric Services (1.47%)
   EVN Energie-Vansorgung Nied ADR     3,000        82,520
   Empresa Nacional De Electricidad
     SA ADR                            1,400        80,150
   General Public Utilities Corp.      2,900        98,600
   National Power ADR                  3,300        92,400
   Pinnacle West Capital Corp.         3,400        97,750
   Shangdong Huaneng Power
     Development Ltd.                  8,000    $   54,000
   Texas Utilities Co.                 2,400        98,700

                                                   604,120
Electronic Components &
Accessories (0.86%)
   Aida Engineering Ltd. ADR             800        61,424
   Intel Corp.                           900        51,075
   Logic Corp.                         1,300(a)     42,575
   Nintendo Ltd. ADR                  17,600       167,422
   Texas Instruments                     800        41,400

                                                   363,896
Electronic Distribution
Equipment (0.32%)
   Matsushita Electrical ADR             800       131,600

Engineering & Architectural
Services (0.14%)
   Gilbert Associates, Inc.; Class A   4,700        58,750

Family Clothing Stores (0.32%)
   Ross Stores, Inc.                   1,900        36,338
   TJX Cos., Inc.                      5,000        94,375

                                                   130,713
Farm & Garden Machinery (0.20%)
   Deere & Co.                         2,300        81,075

Federal & Federally Sponsored
Credit (0.70%)
   Federal Home Loan Mortgage Corp.    1,100        91,850
   Federal National
     Mortgage Association              1,000       124,125
   Student Loan Marketing Association
     (Non-Voting)                      1,100        72,462

                                                   288,437
Finance Services (0.53%)
   Greenpoint Financial Corp.          2,600        69,550
   Loews Corp.                         1,900       148,913

                                                   218,463
Fire Marine & Casualty
Insurance (0.61%)
   Argonaut Group, Inc.                1,700        55,250
   CIGNA Corp.                           500        51,625
   GCR Holdings Limited                  500(a)     11,250
   St. Paul Cos., Inc.                 1,300        72,313
   Selective Insurance Group, Inc.     1,700        60,350

                                                   250,788
Gas Production & Distribution (0.29%)
   Eastern Enterprises                 1,800        63,450
   Oneok, Inc.                         2,400        54,900

                                                   118,350
General Industrial Machinery (0.44%)
   Amer Group Ltd. ADR                 5,500        43,004
   Binks Mfg.                          2,100        49,350
   SKF AB ADR                          4,500        87,750

                                                   180,104
Glass & Glassware, Pressed or
Blown (0.05%)
   Vitro Sociedad Anonima ADR          3,960        18,810

Grain Mill Products (0.44%)
   Kellogg Co.                         1,200        92,700
   Ralston-Ralston Purina Group        1,400        87,325

                                                   180,025
Groceries & Related Products (0.29%)
   Fleming Cos., Inc.                  3,450    $   71,156
   Nash Finch Co.                      2,600        47,450

                                                   118,606
Highway & Street Construction (0.07%)
   Emprasas ICA Sociedad Controladora
     SA ADR                            2,700        27,675

Holding Offices (0.15%)
   Jardine Strategic Holdings Ltd.
     ADR                              10,000        61,200

Hospitals (0.17%)
   Columbia/HCA Healthcare Corp.       1,400        71,050

Hotels & Motels (0.34%)
   La Quinta Motor Inns                1,700        46,538
   Ladbroke Group ADR                 37,000        84,156
   Trump Hotels & Casinos                400(a)      8,600

                                                   139,294
Household Audio & Video
Equipment (0.37%)
   Sony Corp. ADR                      2,500       153,437

Industrial Inorganic
 Chemicals (0.12%)
   Monsanto Co.                          400        49,000

Industrial Machinery, NEC (0.16%)
   Applied Materials, Inc.             1,700(a)     66,937

Industrial Organic Chemicals (0.24%)
   Nova Corp. ADR                      6,700        53,600
   Witco Corp.                         1,500        43,875

                                                    97,475
Insurance Agents, Brokers &
Services (0.24%)
   Exel Ltd.                           1,600        97,600

Iron Ores (0.12%)
   Cleveland-Cliffs, Inc.              1,200        49,200

Jewelry, Silverware & Plated
Ware (0.15%)
   Oneida Ltd.                         3,400        59,925

Knitting Mills (0.12%)
   Guilford Mills, Inc.                2,500        50,937

Life Insurance (0.40%)
   American General Corp.              2,200        76,725
   The Guarantee Life Cos., Inc.         200(a)      3,150
   Lincoln National Corp.              1,600        86,000

                                                   165,875
Logging (0.18%)
   Weyerhaeuser Co.                    1,700        73,525

Lumber & Other Building
Materials (0.15%)
   Home Depot, Inc.                    1,300        62,237

Machinery, Equipment &
Supplies (0.24%)
   AAR Corp.                           2,300    $   50,600
   Kaman Corp.; Class A                4,300        47,837

                                                    98,437
Management & Public Relations (0.35%)
   Ogden Corp.                         6,800       145,350

Manifold Business Forms (0.24%)
   New England Business Service        2,800        60,900
   Reynolds & Reynolds                 1,000        38,875

                                                    99,775
Measuring & Controlling Devices (0.77%)
   Analogic Corp.                      3,000        55,500
   Beckman Instruments, Inc.           1,700        60,138
   Core Industries                     5,600        72,100
   Cubic Corp.                         2,200        62,700
   MTS Systems, Corp.                  2,000        66,000

                                                   316,438
Meat Products (0.47%)
   Groupe Danone                       2,500        82,611
   Nestle ADR                          2,000       110,894

                                                   193,505
Medical Service & Health
Insurance (0.52%)
   Provident Cos., Inc.                2,500        84,688
   United Healthcare Corp.               500        32,750
   United Wisconsin Services           2,000        44,000
   US Life Corp.                       1,800        53,775

                                                   215,213
Metal Cans & Shipping
Containers (0.13%)
   Ball Corp.                          1,900        52,250

Metal Forgings & Stampings (0.17%)
   Zero Corp.                          3,900        69,225

Metalworking Machinery (0.34%)
   Makita Corp. ADR                    9,000       140,625

Miscellaneous Amusement, Recreation
Service (0.12%)
   Jackpot Enterprises                 4,200        48,825

Miscellaneous Apparel &
Accessories (0.14%)
   Angelica Corp.                      2,900        59,450

Miscellaneous Business Services (0.15%)
   CUC International, Inc.             1,800(a)     61,425

Miscellaneous Chemical
Products (0.08%)
   Learonal, Inc.                      1,500        34,500

Miscellaneous Converted Paper
Products (0.08%)
   P. T.  Inti Indorayon Utama ADR    10,000        31,490

Miscellaneous Electrical Equipment &
Supplies (0.46%)
   Motorola, Inc.                        700        39,900
   TDK Corp.                           2,800       147,000

                                                   186,900
Miscellaneous Fabricated Metal
Products (0.15%)
   Barnes Group, Inc.                  1,700    $   61,200

Miscellaneous Fabricated Textile
Products (0.13%)
   Alpargatas SAIC ADR                10,000(a)     52,510

Miscellaneous Food Stores (0.21%)
   General Nutrition Cos.              3,800(a)     87,400

Miscellaneous Furniture &
Fixtures (0.15%)
   Kinetic Concepts, Inc.              5,000        60,000

Miscellaneous Investing (0.63%)
   HFS, Inc.                           1,500(a)    122,625
   Manufactured Home Communities       4,200        73,500
   Southwest Property, Inc.            2,300        31,050
   Wellsford Residential Property      1,300        29,900

                                                   257,075
Miscellaneous Petroleum & Coal
Products (0.14%)
   Quaker Chemical Corp.               4,200        56,700

Miscellaneous Plastics Products,
NEC (0.15%)
   Amer Filtrona Corp.                 1,900        63,650

Miscellaneous Special Trade
Contractors (0.18%)
   Hang Lung Development Co. ADR       9,400        74,768

Miscellaneous  Transporation
Services (0.02%)
   Petro PSC Properties Warrants         200(a)      6,800

Motion Picture Production &
Services (0.14%)
   Walt Disney Productions             1,000        59,000

Motion Picture Theaters (0.05%)
   AMC Entertainment                     800(a)     18,700

Motor Vehicles & Equipment (2.03%)
   Arvin Industries, Inc.              2,900        47,850
   Augat, Inc.                         4,000        68,500
   Chrysler Corp.                        900        49,838
   Fiat SPA ADR                        4,700        74,025
   Ford Motor Co.                      2,000        58,000
   General Motors Corp.                1,400        74,025
   Honda Motor ADR                     4,400       184,800
   Smith A.O. Corp.                    2,500        51,875
   Toyota Motor Corp. ADR              3,100       130,975
   Volkswagen AG ADR                   1,400        93,824

                                                   833,712
Newspapers (0.32%)
   Gannett Co.                         1,500        92,063
   New York Times Co.                  1,300        38,512

                                                   130,575
Non-Classifiable Establishments (0.19%)
   Keppel Corp. Ltd. ADR               4,300        76,608

Non-Store Retailers (0.08%)
   AMRE Inc.                           2,300        33,638

Operative Builders (0.30%)
   Fujita Corp. ADR                    2,700    $  121,975

Ophthalmic Goods (0.16%)
   Bausch & Lomb                       1,650        65,381

Paints & Allied Products (0.14%)
   Dexter Corp.                        2,400        56,700

Paper Mills (0.31%)
   Potlatch Corp.                      1,500        60,000
   Willamette Industry, Inc.           1,200        67,500

                                                   127,500
Paperboard Containers & Boxes (0.09%)
   Sealright Co.                       3,300        36,712

Paperboard Mills (0.06%)
   Groupo Industrial Durango ADR       3,800(a)     25,175

Partitions & Fixtures (0.17%)
   Knape & Vogt Mfg.                   4,060        70,543

Pens, Pencils, Office & Art
Supplies (0.12%)
   Cross (A.T.) Co.; Class A           3,300        49,912

Periodicals (0.16%)
   K III Communications                5,400(a)     65,475

Personal Credit Institutions (0.45%)
   Dean Witter, Discover & Co.         1,900        89,300
   Household International Corp.       1,600        94,600

                                                   183,900
Petroleum Refining (1.55%)
   Ashland, Inc.                       2,000        70,250
   Atlantic Richfield Co.                800        88,600
   Diamond Shamrock, Inc.              2,400        62,100
   Exxon Corp.                           400        32,050
   Royal Dutch Petroleum Co. ADR         400        56,450
   Shell Transport & Trading Co. ADR   1,000        81,375
   Total SA IE Francaise ADR           2,800        95,200
   Ultramar Corp.                      2,600        66,950
   YPF Sociedad Anonima ADR            3,800        82,175
                                                   635,150
Photographic Equipment &
Supplies (0.97%)
   Eastman Chemical Co.                1,050        65,756
   Eastman Kodak Co.                     750        50,250
   Fuji Photo Film                     3,400       197,625
   OCE Van Der Grinten NV ADR          1,400        84,350

                                                   397,981
Photographic Studios, Portrait (0.12%)
   CPI Corp.                           3,000        48,000

Plastic Materials & Synthetics (0.41%)
   Hercules, Inc.                      1,700        95,838
   Shanghai Petrochemical Co. Ltd. ADR 2,600        74,100

                                                   169,938
Preserved Fruits & Vegetables (0.21%)
   H. J. Heinz Co.                     1,200        39,750
   International Multifoods Corp.      2,400        48,300

                                                    88,050
Primary Nonferrous Metals (0.25%)
   Aluminum Co. of America               600    $   31,725
   Phelps Dodge Corp.                  1,150        71,587

                                                   103,312
Radio, Television &
Computer Stores (0.06%)
   Tandy Corp.                           600        24,900

Radio & Television
Broadcasting (0.25%)
   Infinity Broadcasting               1,700(a)     63,325
   New World Communications            2,300(a)     40,250

                                                   103,575
Refrigeration &
Service Machinery (0.37%)
   American Standard, Inc.             2,700(a)     75,600
   Tecumseh Products Co.;
     Class A                           1,500        77,625

                                                   153,225
Rental of Railroad Cars (0.12%)
   GATX Corp.                          1,000        48,625

Retail Stores, NEC (0.24%)
   Koninklijke Bijenkorf Beheer NV ADR 2,400        79,352
   PETsMART Inc.                         600(a)     18,600

                                                    97,952
Rubber & Plastics Footwear (0.10%)
   NIKE, Inc.                            500        34,812
   Reebok International Ltd.             200         5,650

                                                    40,462
Savings Institutions (0.30%)
   Standard Federal Bancorp., Inc.     1,500        59,063
   Washington Mutual, Inc.             2,200        63,525

                                                   122,588
Sawmills & Planning Mills (0.17%)
   Louisiana Pacific Corp.             2,900        70,325

Search & Navigation
 Equipment (0.26%)
   Litton Industries, Inc.               500(a)     22,250
   Watkins Johnson Co.                 1,900        83,125

                                                   105,375
Security & Commodity Services (0.15%)
   Franklin Resources, Inc.            1,200        60,450

Security Brokers & Dealers (0.43%)
   American Express Co.                4,300       177,913

Services to Buildings (0.14%)
   American Building Maintenance       2,000        55,500

Soap, Cleaners & Toilet Goods (0.67%)
   Block Drug Co.                      1,900        66,037
   Kao Corp. ADR                       1,200       148,907
   Smithkline Beecham PLC ADR          1,100        61,050

                                                   275,994
Special Industry Machinery (0.28%)
   Gerber Scientific Inc.              3,700    $   60,125
   Scitex Corp.                        4,000        54,500

                                                   114,625
Subdividers & Developers (0.18%)
   Singapore Land ADR                 11,600        75,038

Sugar & Confectionary
Products (0.28%)
   Perlis Plantations ADR             20,000        62,624
   Wrigley, (WM.) Jr. Co.              1,000        52,500

                                                   115,124
Surety Insurance (0.31%)
   ACE Ltd.                            1,400        55,650
   Enhance Financial Services Group    2,700        71,888

                                                   127,538
Telephone Communication (1.74%)
   AT&T Corp.                          1,000        64,750
   Airtouch Communications, Inc.       1,000(a)     28,250
   BCE, Inc.                           2,200        75,900
   MCI Communications Corp.            2,100        54,862
   Nynex Corp.                         1,700        91,800
   SBC Communications, Inc.            1,400        80,500
   Sprint Corp.                        2,100        83,738
   Telecommunicacoes
      Brasileiras SA ADR               1,600        75,800
   Telebras GDR                           18(c)        853
   Telefonica De Espana SA ADS         2,500       104,688
   Telfonos De Mexico SA ADR           1,700        54,187

                                                   715,328
Tires & Inner Tubes (0.51%)
   Bridgestone ADR                       900        143,090
   Goodyear Tire & Rubber Co.          1,500        68,063

                                                   211,153
Toys & Sporting Goods (0.17%)
   Russ Berrie & Co.                   3,900        49,238
   Toy Biz, Inc.                         900(a)     19,575

                                                    68,813
Variety Stores (0.25%)
   K Mart Corp.                        5,400        39,150
   Woolworth Corp.                     4,750        61,750

                                                   100,900
Video Tape Rental (0.13%)
   Viacom Inc.; Class B                1,148(a)     54,386

Water Supply (0.16%)
   SJW Corp.                           1,700        64,175

Water Transportation of Freight,
NEC (0.19%)
   Penninsular & Oriental Steamships
     ADR                                5,400       79,816

Women's & Children's
Undergarments (0.35%)
   Wacoal Corp. ADR                    2,100       142,013

Women's Clothing Stores (0.02%)
   Deb Shops, Inc.                     2,700         9,281


                         Total Common Stocks    21,769,279

Bonds (10.85%)

Advertising (0.52%)
   Ackerly Communications, Inc.
     Senior Notes; 10.75%; 10/1/03 $ 200,000    $  213,000

Agricultural Chemicals (0.52%)
   IMC Fertilizer Senior Notes;
     9.25%; 10/1/00                  200,000       213,000

Cable & Other Pay TV Services (0.52%)
   Cablevision Systems Corp. Senior
     Subordinated Notes; 9.88%;
     2/15/13                         200,000       213,000

Cash Grains (0.12%)
   PM Holdings Corp. Subordinated
     Notes; 9/5/05                   100,000(b)     51,000

Cogeneration - Small Power
Producer (0.51%)
   California Energy Co., Inc. Senior
     Secured Notes; 9.88%; 6/30/03   200,000       208,000

Communications Equipment (0.26%)
   Plantronics, Inc. Senior Notes;
     10.00%; 1/15/01                 100,000       105,125

Communications Services, NEC (1.11%)
   Dial Call Communications, Inc.
     Senior Discount Note, Series B;
     12/15/05                        500,000(b)    265,625
   Helicon Group Senior Notes,
      Series B; 9.00%*; 11/1/03      200,000       192,000

                                                   457,625
Crude Petroleum & Natural Gas (0.82%)
   Gulf Canada Senior Subordinated
     Debentures; 9.25%; 1/15/04      125,000       129,458
   Maxus Energy Corp. Debentures;
     11.50%; 11/15/15                200,000       206,500

                                                   335,958
Finance Services (0.36%)
   Tiphook Finance Corp. Guaranteed
     Notes; 8.00%; 3/15/00           200,000       148,000

Glass & Glassware, Pressed
or Blown (0.52%)
   Owens Illinois, Inc. Senior
     Subordinated Notes;
     9.95%; 10/15/04                 200,000       212,000

Health & Allied Services, NEC (0.26%)
   Nacolah Holding Corp. Senior Notes;
     9.50%; 12/1/03                  100,000       105,000

Meat Products (0.33%)
   Pilgrim's Pride Corp. Senior
     Subordinated Notes;
     10.88%; 8/1/03                  150,000       136,500

Miscellaneous  Amusement, Recreation
Service (0.85%)
   Casino America, Inc. First Mortgage
     Notes; 11.50%; 11/15/01         250,000       233,125
   Six Flags Theme Park, Inc.
      Senior Subordinated Notes;
     6/15/05                        $150,000(b) $  117,375

                                                   350,500
Miscellaneous Chemical
Products (0.40%)
   Arcadian Partners Senior Notes;
     10.75%; 5/1/05                  150,000       165,000

Miscellaneous Investing (0.49%)
   HMC Acquisition Properties Senior
     Notes; 9.00%; 12/15/07          200,000(c)    200,000

Miscellaneous Publishing (0.17%)
   Marvel Parent Holding;
     4/15/98                         100,000(b)     70,000

Miscellaneous Shopping Goods
Stores (0.40%)
   Southland Corp. Senior Subordinated
     Debentures; 5.00%; 12/15/03     200,000       167,000

Miscellaneous Textile Goods (0.86%)
   PT Polysindo EKA Senior Notes;
     13.00%; 6/15/01                 150,000       155,250
   West Point Stevens Senior Subordinated
     Debentures; 9.38%; 12/15/05     200,000       197,500

                                                   352,750
Non-Store Retailers (0.49%)
   Corporate Express Senior Subordinated
     Notes;  9.13%; 3/15/04          200,000       201,000

Radio & Television
Broadcasting (0.70%)
   Heritage Media Senior Subordinated
     Notes; 11.00%; 10/1/02          175,000       185,500
   Viacom Subordinated Debentures ;
     8.00%; 7/7/06                   100,000       102,008

                                                   287,508
Telephone Communication (0.64%)
   Paging Network Inc. Senior
     Subordinated Notes;
     10.13%; 8/1/07                  100,000       108,875
   Telefonica De Argentina Notes;
     11.88%; 11/1/04                 150,000       155,250

                                                   264,125

                                Total  Bonds     4,456,091

U.S. Government Treasury Notes (26.25%)

   8.00%; 1/15/97                  3,809,000     3,912,555
   7.88%; 11/15/04                 5,931,000     6,868,839


                        Total Treasury Notes    10,781,394


        Total Portfolio Investments (90.10%)    37,006,764

Cash and receivables, net of liabilities (9.90%) 4,067,274


                  Total Net Assets (100.00%)   $41,074,038



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - zero-and zero-step coupon bonds.
(c)  Restricted Security - See Note 4 to the financial statements.
* Variable Rate

Common Stocks (43.86%)

Advertising (0.37%)
   Interpublic Group of Cos., Inc.     3,900    $  169,163

Air Transportation, Scheduled (0.16%)
   Southwest Airlines Co.              3,200        74,400

Automotive Rentals, No Drivers (0.39%)
   Ryder Systems, Inc.                 7,100       175,725

Beverages (1.41%)
   Pepsico, Inc.                       9,900       553,162
   Universal Foods Corp.               2,200        88,275

                                                   641,437
Combination Utility Services (0.45%)
   Cinergy Corp.                       6,600       202,125

Commercial Banks (5.06%)
   AmSouth Bancorp.                    4,750       191,781
   Banc One Corp.                      7,921       299,018
   Boatmen's Bancshares, Inc.          4,682       191,377
   Chase Manhattan Bank Corp.          2,500       151,562
   Comerica, Inc.                      5,700       228,712
   First of America Bank Corp.         3,600       159,750
   Firstar Corp.                       3,700       146,613
   Keycorp.                            7,900       286,375
   Marshall & Ilsley Corp.             6,000       156,000
   Mercantile Bankshares Corp.         3,400        94,775
   Meridian Bancorp., Inc.             4,200       195,300
   Nationsbank Corp.                   2,800       194,950

                                                 2,296,213
Communications Equipment (1.47%)
   Allen Group, Inc.                   2,000        44,750
   DSC Communications Corp.            5,000(a)    184,375
   General Instrument Corp.           12,900(a)    301,538
   Northern Telecom Ltd.               3,200       137,600

                                                   668,263
Computer & Office Equipment (0.91%)
   Hewlett-Packard Co.                 2,100       175,875
   International Business
      Machines Corp.                   2,600       238,550

                                                   414,425
Construction & Related
Machinery (0.57%)
   Caterpillar, Inc.                   4,400       258,500

Crude Petroleum & Natural
Gas (0.90%)
   Texaco, Inc.                        5,200       408,200

Dairy Products (0.32%)
   Dean Foods Co.                      5,300       145,750

Department Stores (0.41%)
   Sears, Roebuck & Co.                4,800       187,200

Drugs (3.85%)
   American Home Products Corp.        3,000       291,000
   Bristol-Myers Squibb Co.            5,400       463,725
   Lilly (Eli) & Co.                   4,200       236,250
   Merck & Co., Inc.                   8,000    $  526,000
   Warner-Lambert Co.                  2,400       233,100

                                                 1,750,075
Eating & Drinking Places (0.42%)
   McDonald's Corp.                    4,200       189,525

Electric Services (1.39%)
   Dominion Resources, Inc.            6,300       259,875
   FPL Group, Inc.                     4,300       199,412
   Potomac Electric Power Co.          6,600       173,250

                                                   632,537
Electrical Industrial Apparatus (0.34%)
   Emerson Electric Co.                1,900       155,325

Electronic Components &
Accessories (0.70%)
   Duracell International, Inc.        6,100       315,675

Electronic Distribution
Equipment (1.17%)
   General Electric Co.                7,400        532,800

Fats & Oils (0.63%)
   Archer Daniels Midland Co.         16,000        288,000

Fire, Marine & Casualty
Insurance (0.48%)
   Allstate Corp.                      5,320       218,785

General Industrial Machinery (0.33%)
   BW/IP Holdings, Inc.; Class A       2,900        47,850
   Pall Corp.                          3,800       102,125

                                                   149,975
Grain Mill Products (0.76%)
   Ralston-Ralston Purina Group        5,500       343,063

Grocery Stores (2.01%)
   Albertsons Inc.                     7,500       246,562
   American Stores Co.                10,800       288,900
   Sysco Corp.                        11,600       377,000

                                                   912,462
Household Furniture (0.50%)
   Masco Corp.                         7,300       229,038

Industrial Inorganic Chemicals (0.65%)
   Dow Chemical Co.                    4,200       295,575

Insurance Agents, Brokers &
Services (0.47%)
   Equifax, Inc.                      10,000       213,750

Jewelry, Silverware & Plated
Ware (0.21%)
   Jostens, Inc.                       3,900        94,575

Meat Products (1.33%)
   Conagra, Inc.                       8,142       335,850
   Tyson Foods, Inc.                  10,300       269,087

                                                   604,937
Medical Instruments &
Supplies (0.80%)
   Becton, Dickinson & Co.             1,900       142,500
   St. Jude Medical, Inc.              3,750(a)    161,250
   United States Surgical Corp.        2,700        57,713

                                                   361,463
Medical Service & Health
Insurance (1.68%)
   Aon Corp.                           4,350    $  216,956
   Foundation Health Corp.             4,200(a)    180,600
   Physicians Corp. of America         2,900(a)     49,300
   U.S. Healthcare, Inc.               6,800       316,200

                                                   763,056
Metal Forgings & Stampings (0.92%)
   Newell Co.                         16,200       419,175

Metalworking Machinery (0.11%)
   Giddings & Lewis                    2,900        47,850

Miscellaneous Business Services (0.19%)
   Safety-Kleen Corp.                  5,400        84,375

Miscellaneous Converted Paper
Products (1.81%)
   Avery Dennison Corp.                4,600       230,575
   Minnesota Mining & Mfg. Co.         8,900       589,625

                                                   820,200
Miscellaneous Electrical Equipment
& Supplies (1.12%)
   Motorola, Inc.                      8,900       507,300

Miscellaneous Fabricated Metal
Products (0.15%)
   Keystone International, Inc.        3,400        68,000

Miscellaneous Shopping
Goods Stores (0.65%)
   Toys 'R' Us, Inc.                  13,600(a)    295,800

Offices & Clinics of Medical
Doctors (0.32%)
   FHP International Corp.             5,100(a)    145,350

Petroleum Refining (1.25%)
   Atlantic Richfield Co.              1,800       199,350
   Exxon Corp.                         4,600       368,575

                                                   567,925
Photographic Equipment &
Supplies (0.21%)
   Eastman Chemical Co.                1,550        97,069

Plastic Materials & Synthetics (0.14%)
   Wellman, Inc.                       2,800        63,700

Sanitary Services (1.57%)
   Browning-Ferris Industries, Inc.    7,500       221,250
   WMX Technologies, Inc.             16,400       489,950

                                                   711,200
Security Brokers & Dealers (0.24%)
   Edwards (A.G.), Inc.                4,500       107,437

Soap, Cleaners & Toilet Goods (1.37%)
   Avon Products                       4,700       354,263
   Colgate-Palmolive Co.               3,800       266,950

                                                   621,213
Telephone Communication (1.84%)
   AT&T Corp.                          7,300       472,675
   MCI Communications Corp.           13,800       360,525

                                                   833,200

Variety Stores (1.83%)
   Dayton-Hudson Corp.                 6,300    $  472,500
   Wal-Mart Stores, Inc.              16,100       360,237

                                                   832,737


                         Total Common Stocks    19,914,548

Preferred Stocks (2.66%)

Motor Vehicles & Equipment (2.66%)
   Federal-Mogul Corp.
     Series D Convertible              4,300b)     258,538
   Ford Motor Co.
     Series A Convertible             10,000       947,500

                                                 1,206,038


                                     Principal
                                      Amount       Value

Bonds (3.37%)

Blast Furnace & Basic Steel
Products (0.43%)
   Quanex Corp. Convertible
     Subordinated Debentures;
      6.88%; 6/30/07                $200,000    $  193,000

Electrical Lighting & Wiring
Equipment (0.47%)
   Cooper Industries Inc. Convertible
      Subordinated Debentures;
      7.05%; 1/1/15                  208,000       214,240

Electric Industrial Apparatus (0.53%)
   Liebert Co. Convertible Subordinated
     Debentures; 8.00%; 11/15/10      80,000       239,300

Engines & Turbines (0.46%)
   Outboard Marine Corp. Convertible
     Subordinated Debentures;
     7.00%; 7/1/02                   200,000       210,250

Lumber & Other Building
Materials (0.43%)
   Hechinger Co. Convertible
     Subordinated Debentures;
     5.50%; 4/1/12                   425,000       196,563

Petroleum Refining (0.56%)
   Pennzoil Co. Senior Exchangeable
     Debentures; 6.50%; 1/15/03      200,000       252,000

Trucking & Courier Services,
Ex., Air (0.49%)
   Builders Transport, Inc. Convertible
     Subordinated Debentures;
     6.50%; 5/1/11                   306,000       224,145


                                 Total Bonds     1,529,498

U.S. Government Treasury Notes & Bonds (40.80%)

   5.13%; 2/28/98                 $1,500,000    $1,496,720
   6.38%; 1/15/00                  1,900,000     1,970,655
   5.50%; 4/15/00                  2,500,000     2,518,750
   6.38%; 8/15/02                  1,000,000     1,050,625
   6.25%; 2/15/03                  1,000,000     1,043,750
   5.75%; 8/15/03                  3,200,000     3,238,998
   7.25%; 8/15/04                  1,500,000     1,668,280
   7.50%; 2/15/05                    800,000       908,000
   7.25%; 5/15/16                  1,000,000     1,141,875
   7.50%; 11/15/16                 1,000,000     1,173,125
   7.25%; 8/15/22                  2,000,000     2,315,626


 Total U. S. Government Treasury Notes & Bonds  18,526,404

Commercial Paper (8.61%)

Business Credit Institutions (4.62%)
   American Express Credit Corp.;
     5.75%; 1/2/96                 2,100,000     2,100,000

Personal Credit Institutions (3.99%)
   Ford Motor Credit Co. ;
     5.77%; 1/2/96                   885,000       885,000
     5.65%; 1/5/96                   925,000       924,564

                                                 1,809,564


                      Total Commercial Paper     3,909,564


        Total Portfolio Investments (99.30%)    45,086,052


Cash and receivables, net of liabilities (0.70%)   317,274


                  Total Net Assets (100.00%)   $45,403,326



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted Security - See Note 4 to the financial statements.

PRINCIPAL BOND FUND, INC.


                                     Principal
                                      Amount       Value


Bonds (93.11%)

Aircraft & Parts (0.97%)
   Textron, Inc. Medium-Term Notes,
     Series C; 9.55%; 3/19/01       $300,000    $  347,142

Auto & Home Supply Stores (1.74%)
   Pep Boys-Manny, Moe & Jack Notes;
     7.00%; 6/1/05                   600,000       624,557

Bakery Products (1.29%)
   Nabisco, Inc. Notes; 7.05%; 7/15/07450,000      462,924

Beverages (1.68%)
   Joseph E. Seagram & Sons Guaranteed
     Debentures; 8.88%; 9/15/11     $500,000    $  601,538

Broadwoven Fabric Mills,
Cotton (2.17%)
   Burlington Industries, Inc. Notes;
     7.25%; 9/15/05                  750,000       777,860

Cable & Other Pay TV Services (2.97%)
   TCI Communications, Inc. Senior
     Notes; 8.00%; 8/1/05          1,000,000     1,067,354

Cash Grains (0.84%)
   Dekalb Corp. Notes;
     10.00%; 4/15/98                 300,000       300,750

Combination Utility Services (0.79%)
   Public Service Electric & Gas
     Medium-Term Notes;
     8.16%; 5/26/09                  250,000       285,565

Consumer Products (0.86%)
   RJR Nabisco Capital Corp. Senior
     Notes; 8.75%; 4/15/04           300,000       307,875

Copper Ores (0.88%)
   Asarco, Inc. Notes; 7.38%; 2/1/03 300,000       315,953

Crude Petroleum & Natural Gas (0.81%)
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%;  6/15/01                 250,000       291,097

Department Stores (3.38%)
   Dillard Investment Co. Notes;
     9.25%; 5/1/97                   200,000       209,405
   Harcourt General, Inc. Subordinated
     Notes; 9.50%; 3/15/00           350,000       394,434
   Sears Roebuck Co. Medium-Term
     Notes; 9.05%; 2/6/12            500,000       607,895

                                                 1,211,734
Drug Stores & Proprietary
Stores (1.36%)
   Rite Aid Corp. Senior Debentures;
     6.88%; 8/15/13                  500,000       488,970

Eating & Drinking Places (2.23%)
   Marriott International, Inc.;
     Notes; 6.75%; 12/15/03          200,000       202,925
     Senior Notes; 7.88%; 4/15/05    550,000       597,175

                                                   800,100
Electric Services (1.13%)
   Cleveland Electric Illuminating Co.
     First Mortgage Bonds;
     8.75%; 11/15/05                 400,000       404,000

Fabricated Rubber Products,
NEC (0.83%)
   M. A. Hanna Co. Senior Notes;
     9.38%; 9/15/03                  250,000       298,436

Finance Services (2.87%)
   GATX Capital Corp. Medium-Term
     Notes, Series C; 6.86%; 10/13/05
                                   1,000,000     1,030,790

Gas Production & Distribution (4.64%)
   Enron Corp. Notes; 7.13%; 5/15/07 750,000       795,436
   Tennessee Gas Pipeline Co. Notes;
     9.00%; 1/15/97                 $400,000    $  413,536
   Transco Energy Co. Notes;
     9.38%; 8/15/01                  400,000       460,754

                                                 1,669,726
General Government, NEC (3.11%)
   Ontario Hydro Debentures;
     7.45%; 3/31/13                  500,000       545,975
   Province of Saskatchewan, Canada
     Global Notes; 8.00%; 2/1/13     500,000       568,310

                                                 1,114,285
Gold & Silver Ores (2.16%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/07                  750,000       776,626

Grain Mill Products (3.03%)
   Ralston Purina Co. Debentures;
     7.75%; 10/1/15                1,000,000     1,085,340

Hospitals (1.67%)
   Columbia/HCA Healthcare Corp.
     Medium-Term Notes; 8.70%; 2/10/10
                                     500,000       599,590

Household Appliances (1.63%)
   Maytag Corp. Medium-Term Notes;
     8.62%; 11/15/07                 500,000       584,950

Household Furniture (1.44%)
   Masco Corp. Debentures;
     7.13%; 8/15/13                  500,000       516,783

Industrial Inorganic Chemicals (2.09%)
   FMC Corp. Senior Notes;
     6.38%; 9/1/03                   200,000       198,670
   Grace, (W.R.) & Co. Guaranteed
     Notes; 8.00%; 8/15/04           500,000       551,893

                                                   750,563
Iron Ores  (1.17%)
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/02                  350,000       419,594

Machinery, Equipment &
Supplies (2.12%)
   AAR Corp. Notes; 7.25%; 10/15/03  750,000       759,174

Metalworking Machinery (0.57%)
   Black & Decker Corp. Notes;
     7.00%; 2/1/06                   200,000       206,194

Millwork, Plywood & Structural
Members (0.34%)
   Georgia-Pacific Corp. Debentures;
     9.50%; 12/1/11                  100,000       122,863

Miscellaneous Chemical
Products (1.19%)
   Ferro Corp. Senior Debentures;
     7.63%; 5/1/13                   400,000       426,336

Miscellaneous Investing (2.21%)
   Weingarten Realty Investors
     Medium-Term Notes;
     7.29%; 5/23/05                  750,000       792,765

Miscellaneous Metal Ores (1.19%)
   Cyprus Amax Minerals Notes;
     7.38%; 5/15/07                 $400,000    $  427,255

Motion Picture Production &
Services (1.06%)
   Columbia Pictures Entertainment, Inc.
     Senior Subordinated Notes;
     9.88%; 2/1/98                   350,000       378,691

Motor Vehicles & Equipment (3.12%)
   Arvin Overseas Finance B.V.
     Medium-Term Notes;
     9.62%; 8/9/96                   250,000       254,762
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/11                 700,000       864,066

                                                 1,118,828
Newpapers (2.36%)
   News America Holdings, Inc. Guaranteed
     Senior Notes; 8.50%; 2/15/05    750,000       845,198

Paper Mills (4.38%)
   Bowater, Inc. Debentures;
     9.38%; 12/15/21                 200,000       256,778
   Champion International  Corp. Notes;
     9.88%; 6/1/00                   250,000       287,609
   Chesapeake Corp. Notes;
     7.20%; 3/15/05                  400,000       421,244
   Potlatch Corp. Medium-Term Notes;
     8.75%; 1/14/22                  500,000       604,820

                                                 1,570,451
Personal Credit Institutions (2.99%)
   General Motors Acceptance Corp.
     Medium-Term Notes;
      8.25%; 2/24/04                 500,000       560,025
   General Motors Acceptance Corp.
     Notes; 6.63%; 10/15/05          500,000       511,708

                                                 1,071,733
Petroleum Refining (7.51%)
   Ashland Oil, Inc. Medium-Term Notes;
      7.71%; 5/11/07                 500,000       549,360
      7.73%; 7/15/13                 250,000       270,920
   Pennzoil Co. Debentures;
     10.13%; 11/15/09                325,000       415,187
   Phillips Petroleum Co. Notes;
     9.38%; 2/15/11                  500,000       629,856
   Sun Co., Inc. Debentures;
     9.00%; 11/1/24                  500,000       617,690
   Sun Co., Inc. Notes;
     7.13%; 3/15/04                  200,000       210,706

                                                 2,693,719
Primary Nonferrous Metals (2.31%)
   Amax, Inc. Notes; 9.88%; 6/13/01  100,000       113,767
   Reynolds Metals Co.
     Medium-Term Notes;
      8.34%; 5/22/07                 500,000       576,270
      7.65%; 2/4/08                  125,000       137,682
                                                   827,719
Pulp Mills (0.64%)
   International Paper Co. Medium-Term
     Notes; 9.70%; 8/15/00           200,000       229,492

Refrigeration & Service
Machinery (0.97%)
   Westinghouse Electric Corp.
     Debentures; 8.63%; 8/1/12      $350,000    $  349,412

Rental of Railroad Cars (0.50%)
   Signal Capital Corp. Equipment Trust
     Certificates; 9.95%; 2/1/06     179,000       178,553

Sanitary Services (2.30%)
   Laidlaw, Inc. Senior Notes;
     7.88%; 4/15/05                  750,000       825,367

Sawmills & Planning Mills (2.34%)
   MacMillan Bloedel Delaware
     Guaranteed Notes;
     8.50%; 1/15/04                  750,000       840,664

Telephone Communication (4.41%)
   Sprint Corp. Notes;
     8.13%; 7/15/02                  500,000       553,081
   U.S. West Capital Funding, Inc.;
     6.83%; 11/15/07               1,000,000     1,029,430

                                                 1,582,511
Variety Stores (2.86%)
   Dayton-Hudson Corp. Debentures;
     9.63%; 2/1/08                   150,000       188,632
   Dayton-Hudson Corp. Sinking Fund
     Debentures; 9.50%; 10/15/16     250,000       267,462
   Shopko Stores, Inc. Senior Notes;
     9.00%; 11/15/04                 500,000       569,152

                                                 1,025,246


                                 Total Bonds    33,406,273

Commercial Paper (4.67%)

Federal & Federally Sponsored
Credit (2.44%)
   FHLMC
     5.75%; 1/2/96                   875,000       875,000

Personal Credit Institutions (2.23%)
   Ford Motor Credit Co.
     5.65%; 1/5/96                   800,000       799,623


                     Total Commercial Paper      1,674,623


        Total Portfolio Investments (97.78%)    35,080,896

Cash and receivables, net of liabilities (2.22%)   796,763


                  Total Net Assets (100.00%)   $35,877,659



PRINCIPAL CAPITAL ACCUMULATION
FUND, INC.



                                      Shares
                                       Held        Value


Common Stocks (98.32%)

Advertising (0.98%)
   Interpublic Group of Cos., Inc.    31,000   $ 1,344,625

Air Transportation, Scheduled (0.44%)
   Southwest Airlines Co.             25,500       592,875

Automotive Rentals, No Drivers (1.03%)
   Ryder Systems, Inc.                56,800     1,405,800

Beverages (3.23%)
   Pepsico, Inc.                      66,100     3,693,337
   Universal Foods Corp.              17,200       690,150

                                                 4,383,487
Combination Utility Services (1.05%)
   Cinergy Corp.                      46,500     1,424,063

Commercial Banks (7.63%)
   Banc One Corp.                     37,400     1,411,850
 Boatmen's Bancshares, Inc.           31,200     1,275,300
   Chase Manhattan Bank Corp.         20,900     1,267,063
   Comerica, Inc.                     37,300     1,496,662
   First of America Bank Corp.        28,700     1,273,562
   Firstar Corp.                      31,300     1,240,263
   KeyCorp                            47,200     1,711,000
   Nationsbank Corp.                   9,600       668,400

                                                10,344,100
Communications Equipment  (3.25%)
   Allen Group, Inc.                  16,000       358,000
   DSC Communications Corp.           36,200(a)  1,334,875
   General Instrument Corp.           77,500(a)  1,811,563
   Northern Telecom Ltd.              21,100       907,300

                                                 4,411,738
Computer & Office Equipment (2.23%)
   Hewlett-Packard Co.                15,200     1,273,000
   International Business
     Machines Corp.                   19,100     1,752,425

                                                 3,025,425
Construction & Related
Machinery (1.46%)
   Caterpillar,  Inc.                 33,600     1,974,000

Crude Petroleum & Natural Gas (2.19%)
   Texaco, Inc.                       37,900     2,975,150

Dairy Products (0.71%)
   Dean Foods Co.                     35,000       962,500

Department Stores (0.99%)
   Sears, Roebuck &  Co.              34,500     1,345,500

Drugs (8.95%)
   American Home Products Corp.       21,400     2,075,800
   Bristol-Myers Squibb Co.           38,000     3,263,250
   Lilly (Eli) & Co.                  29,000     1,631,250
   Merck & Co., Inc.                  53,200     3,497,900
   Warner-Lambert Co.                 17,200     1,670,550

                                                12,138,750
Eating & Drinking Places (1.13%)
   McDonald's Corp.                   34,000    $1,534,250

Electric Services (3.41%)
   Dominion Resources, Inc.           44,400     1,831,500
   FPL Group, Inc.                    30,500     1,414,437
   Potomac Electric Power Co.         52,400     1,375,500

                                                 4,621,437
Electrical Industrial Apparatus (1.95%)
   Emerson Electric Co.               32,290     2,639,708

Electronic Components &
Accessories (1.59%)
   Duracell International, Inc.       41,600     2,152,800

Electronic Distribution
Equipment (2.60%)
   General Electric Co.               49,000     3,528,000

Engineering & Architectural
Services (0.05%)
   Dun & Bradstreet Corp.              1,100        71,225

Fats & Oils (1.50%)
   Archer Daniels Midland Co.        113,000     2,034,000

Fire, Marine & Casualty
Insurance (1.29%)
   Allstate Corp.                     42,643     1,753,693

General Industrial Machinery (0.88%)
   BW/IP Holdings, Inc., Class A      23,000       379,500
   Pall Corp.                         30,100       808,937

                                                 1,188,437
Grain Mill Products (2.06%)
   Ralston-Ralston Purina Group       44,800     2,794,400

Grocery Stores (4.40%)
   Albertsons Inc.                    48,100     1,581,288
   American Stores Co.                68,500     1,832,375
   Sysco Corp.                        78,800     2,561,000

                                                 5,974,663
Household Furniture (1.27%)
   Masco Corp.                        55,100     1,728,763

Industrial Inorganic Chemicals  (1.55%)
   Dow Chemical Co.                   29,800     2,097,175

Insurance Agents, Brokers &
Services (1.05%)
   Equifax, Inc.                      66,600     1,423,575

Jewelry, Silverware & Plated
Ware (0.57%)
   Jostens, Inc.                      31,700       768,725

Meat Products (1.37%)
   Tyson Foods, Inc.                  71,100     1,857,487

Medical Instruments & Supplies (2.01%)
   Becton, Dickinson & Co.            13,500   $ 1,012,500
   St. Jude Medical, Inc.             29,100     1,251,300
   United States Surgical Corp.       21,900       468,113

                                                 2,731,913
Medical Service & Health
Insurance (3.87%)
   Aon Corp.                          28,450     1,418,944
   Foundation Health Corp.            33,400(a)  1,436,200
   Physicians Corp. of America        22,900(a)    389,300
   U.S. Healthcare, Inc.              43,000     1,999,500

                                                 5,243,944
Metal Forgings & Stampings (2.02%)
   Newell Co.                        105,700     2,734,987

Metalworking Machinery (0.28%)
   Giddings & Lewis                   23,000       379,500

Miscellaneous Business Services (0.50%)
   Safety-Kleen Corp.                 43,500       679,688

Miscellaneous Converted Paper
Products (4.30%)
   Avery Dennison Corp.               32,100     1,609,012
   Minnesota Mining & Mfg. Co.        63,800     4,226,750

                                                 5,835,762
Miscellaneous Electrical Equipment
 & Supplies (2.35%)
   Motorola, Inc.                     55,900     3,186,300

Miscellaneous Fabricated Metal
Products (0.40%)
   Keystone International, Inc.       27,300       546,000

Miscellaneous Shopping Goods
Stores (1.42%)
   Toys 'R' Us, Inc.                  88,300(a)  1,920,525

Offices & Clinics of Medical
Doctors (0.86%)
   FHP International Corp.            40,800(a)  1,162,800

Petroleum Refining (2.97%)
   Atlantic Richfield Co.             12,900     1,428,675
   Exxon Corp.                        32,400     2,596,050

                                                 4,024,725
Photographic Equipment &
Supplies (0.60%)
   Eastman Chemical  Co.              12,900       807,863

Plastic Materials & Synthetics (0.39%)
   Wellman, Inc.                      23,000       523,250
Sanitary Services (3.68%)
   Browning-Ferris Industries, Inc.   49,800     1,469,100
   WMX Technologies, Inc.            117,900     3,522,263

                                                 4,991,363
Security Brokers & Dealers (0.63%)
   Edwards (A.G.), Inc.               36,015       859,858

Soap, Cleaners, & Toilet Goods (3.12%)
   Avon Products                      33,900   $ 2,555,212
   Colgate-Palmolive Co.              23,800     1,671,950

                                                 4,227,162
Telephone Communication (4.06%)
   AT&T Corp.                         48,300     3,127,425
   MCI Communications Corp.           91,400     2,387,825

                                                 5,515,250
Variety Stores (4.05%)
   Dayton-Hudson Corp.                41,800     3,135,000
   Wal-Mart Stores, Inc.             105,700     2,365,037

                                                 5,500,037


                         Total Common Stocks   133,367,278

                                     Principal
                                      Amount       Value

Commercial Paper (2.00%)

Business Credit Institutions (2.00%)
   American Express Credit Co.
     5.55%; 1/2/96                $2,700,000$    2,700,000


       Total Portfolio Investments (100.32%)   136,067,278

Liabilities, net of cash and receivables (-0.32%)             (427,598)


                  Total Net Assets (100.00%)  $135,639,680



(a) Non-income producing security - No dividend paid during the past twelve months.

PRINCIPAL EMERGING GROWTH FUND, INC.

                                      Shares
                                       Held       Value

Common Stocks (79.86%)

Blast Furnace & Basic Steel
Products (1.47%)
   Lukens, Inc.                       30,000    $  862,500

Carpets & Rugs (1.26%)
   Shaw Industries, Inc.              50,000       737,500

Chemicals & Allied Products (0.85%)
   Sigma-Aldrich Corp.                10,000       495,000

Commercial Banks (5.28%)
   Boatmen's Bancshares, Inc.          6,100       249,337
   First Federal Capital Corp.        40,665       731,970
   Hawkeye Bancorp.                    6,000       159,750
   Independent Bank Corp. Michigan    25,200       674,100
   Mercantile Bancorp., Inc.           5,373       247,158
   Merchants Bancorp., Inc.           11,500       327,750
   Peoples Heritage Financial
     Group, Inc.                      11,100    $  252,525
   Princeton National Bancorp., Inc.  25,800       445,050

                                                 3,087,640
Commercial Printing (0.49%)
   Bowne & Co., Inc.                   4,000        80,000
   Merrill Corp.                      13,000       208,000

                                                   288,000
Communications Equipment (0.48%)
   California Amplifier, Inc.         10,000(a)    282,500

Computer & Data Processing
Services (5.96%)
   American Management Systems, Inc.  35,000(a)  1,050,000
   Cerner Corp.                       50,000(a)  1,025,000
   HBO & Co.                           7,000       536,375
   Microsoft Corp.                    10,000(a)    877,500

                                                 3,488,875
Computer & Office Equipment (0.79%)
   EMC Corp.                          30,000(a)    461,250

Construction & Related
Machinery (0.43%)
   Energy Ventures, Inc.              10,000(a)    252,500

Crude Petroleum & Natural
Gas (0.26%)
   Devon Energy Corp.                  6,000       153,000

Dairy Products (0.57%)
   Dreyer's Grand Ice Cream, Inc.     10,000       332,500

Drugs (2.61%)
   Alliance Pharmaceutical Corp.      30,000(a)    408,750
   Forest Laboratories, Inc.          10,000(a)    452,500
   Pharmacia & Upjohn, Inc.           15,000       581,250
   Seragen, Inc.                      20,000(a)     82,500

                                                 1,525,000
Eating & Drinking Places (0.60%)
   Ryan's Family Steak Houses, Inc.   50,000(a)    350,000

Electronic Components &
Accessories (5.88%)
   Intel Corp.                        20,000     1,135,000
   Linear Technology Corp.            25,000       981,250
   Solectron Corp.                    30,000(a)  1,323,750

                                                 3,440,000
Engineering & Architectural
Services (1.28%)
   Paychex, Inc.                      15,000       748,125

Finance Services (1.38%)
   First Financial Corp.              35,000       805,000

Fire, Marine, & Casualty
Insurance (3.25%)
   Avemco Corp.                       35,000       560,000
   Berkley W.R. Corp.                 25,000     1,343,750

                                                 1,903,750
Footwear, Except Rubber (0.83%)
   Nine West Group, Inc.              13,000(a)    487,500

General Industrial Machinery (5.76%)
   Flow International Corp.           55,000(a) $  515,625
   Kaydon Corp.                       25,000       759,375
   Pentair, Inc.                      20,000       995,000
   Roper Industries, Inc.             30,000     1,102,500

                                                 3,372,500
Grocery Stores (0.93%)
   Casey's General Stores, Inc.       25,000       546,875

Hardware Stores (0.88%)
   Central Tractor Farm
     &  Country, Inc.                 50,000(a)    512,500

Holding Offices (0.93%)
   ISB Financial Corp.                20,000       300,000
   Today's Bancorp., Inc.             11,000       244,063

                                                   544,063
Hose, Belting, Gaskets
& Packing (1.06%)
   Mark IV Industries                 31,500       622,125

Hospitals (3.77%)
   Humana, Inc.                       40,000(a)  1,095,000
   Universal Health Services, Inc.;
     Class B                          25,000(a)  1,109,375

                                                 2,204,375
Industrial Inorganic Chemicals (0.92%)
   AMSCO International, Inc.          36,000(a)    535,500

Insurance Agents, Brokers &
Services (1.83%)
   Equifax, Inc.                      50,000     1,068,750

Investment Offices (1.32%)
   INVESCO PLC ADS                    20,000       775,000

Iron & Steel Foundries (0.71%)
   Atchison Casting Corp.             30,000(a)    360,000
   Intermet Corp.                      5,400(a)     56,700

                                                   416,700
Laundry, Cleaning & Garment
Services (0.85%)
   G & K Services, Inc.; Class A      19,525       497,888

Life Insurance (0.65%)
   First Colony Corp.                 15,000       380,625

Measuring & Controlling
Devices (0.75%)
   ISCO, Inc.                          8,613        79,666
   Photon Dynamics                    45,000(a)    360,000

                                                   439,666
Meat Products (0.79%)
   Michael Foods, Inc.                40,000       465,000

Medical Instruments
& Supplies (3.13%)
   Andros Analyzers, Inc.             12,000(a)    183,000
   Boston Scientific Corp.            17,417(a)    853,433
   MDT Corp.                          20,000(a)     97,500
   Nellcor Puritan Bennett            12,000(a)    696,000

                                                 1,829,933
Medical Service & Health
Insurance (4.08%)
   Foundation Health Corp.            25,000(a) $1,075,000
   United Healthcare Corp.            20,000     1,310,000

                                                 2,385,000
Metal Forgings & Stampings (0.61%)
   Varlen Corp.                       16,656       358,104

Metal Services, NEC (1.51%)
   BMC Industries, Inc.               38,000       883,500

Miscellaneous Chemical
Products (4.41%)
   Cytec Industries                   15,000(a)    935,625
   H.B. Fuller Co.                    20,000       695,000
   Loctite Corp.                      20,000       950,000

                                                 2,580,625
Miscellaneous Plastics Products,
NEC (0.17%)
   Rubbermaid, Inc.                    4,000       102,000

Nursing & Personal Care
Facilities (0.03%)
   Horizon Healthcare Corp.              629(a)     15,882

Office Furniture (1.34%)
   Chromcraft Revington, Inc.         20,000(a)    532,500
   Kimball International, Inc.;
     Class B                          10,000       252,500

                                                   785,000
Operative Builders (0.60%)
   Pulte Corp.                        10,421       350,406

Paints & Allied Products (1.06%)
   RPM, Inc.                          37,500       618,750

Pens, Pencils, Office & Art
Supplies (0.14%)
   Hunt Mfg. Co.                       4,750        82,531

Personnel Supply Services (0.45%)
   Olsten Corp.                        6,703       264,769

Plastic Materials & Synthetics (1.15%)
   A. Schulman, Inc.                  30,000       675,000

Plumbing, Heating,
Air-Conditioning (1.47%)
   Apogee Enterprises, Inc.           40,000       680,000
   Metalclad Corp.                    45,600(a)    182,400

                                                   862,400
Refrigeration & Service
Machinery (0.53%)
   Tecumseh Products Co.; Class A      6,000       310,500

Sanitary Services (0.76%)
   Browning-Ferris Industries, Inc.   15,000       442,500

Savings Institutions (0.31%)
   Sterling Financial Corp.           13,200(a)    181,500

Screw Machine Products,
Bolts, Etc. (0.97%)
   TriMas Corp.                       30,000       566,250

Security Brokers & Dealers (0.81%)
   Jefferies Group, Inc.              10,000    $  472,500

Special Industry Machinery (0.14%)
   Key Technology, Inc.                6,000(a)     83,250

Toys & Sporting Goods (0.74%)
   Mattel, Inc.                       14,000       430,500

Trucking & Courier Services,
Ex., Air (0.63%)
   J. B. Hunt Transport Services, Inc.22,000       368,500


                         Total Common Stocks    46,731,607

Preferred Stocks (1.00%)

Gas Production & Distribution (0.09%)
   Kelley Oil  & Gas Corp.
     Convertible                       7,189        50,323

Offices & Clinics of Medical
Doctors (0.91%)
   FHP International Corp.
     Series A Convertible             20,000       532,500


                      Total Preferred Stocks       582,823

                                     Principal
                                      Amount       Value

Bonds (2.07%)

Combination Utility Services (0.00%)
   Bonneville Pacific Corp. Convertible
     Subordinated Debentures;
     7.75%; 8/15/09                 $100,000(b) $        0

Computer & Data Processing
Services (0.39%)
   Sierra On Line Convertible
      Subordinated Debentures;
      6.50%; 4/1/01                  110,000(c)    225,087

Drugs (0.21%)
   Genzyme Corp.
     Convertible Notes;
      6.75%; 10/1/01                 100,000       123,750

Industrial Inorganic Chemicals (0.81%)
   Ciba-Geigy Corp. Exchangeable
     Subordinated Debentures;
     6.25%; 3/15/16                  150,000(c)    151,500
   ICN Pharmaceuticals, Inc. Convertible
     Subordinated Debentures;
     8.50%; 11/15/99                 300,000       323,625

                                                   475,125
Nursing & Personal Care
Facilities (0.38%)
   Greenery Rehabilitation Group, Inc.
     Convertible Senior Subordinated
     Notes; 8.75%; 4/1/15           $250,000    $  222,500

Sanitary Services (0.28%)
   Enclean, Inc. Convertible Subordinated
     Debentures; 7.50%; 8/1/01       100,000       104,505
   Sanifill, Inc. Convertible Subordinated
     Debentures; 7.50%; 6/1/06        50,000        59,000

                                                   163,505


                                 Total Bonds     1,209,967

Commercial Paper (18.51%)

Business Credit Institutions (7.37%)
   American Express Credit Corp.;
     5.75%; 1/2/96                 2,470,000     2,470,000
   John Deere Capital Corp.;
     5.70%; 1/3/96                 1,345,000     1,344,787
     5.75%; 1/5/96                   500,000       499,760

                                                 4,314,547
Life Insurance (4.32%)
   Prudential Funding Corp.;
     5.52%; 1/2/96                 1,000,000     1,000,000
     5.92%; 1/5/96                 1,530,000     1,529,245

                                                 2,529,245
Personal Credit Institutions (6.82%)
   Beneficial Corp.
     5.80%; 1/4/96                 1,520,000     1,519,510
   Ford Motor Credit Co.;
     5.65%; 1/8/96                 2,475,000     2,472,670

                                                 3,992,180


                      Total Commercial Paper    10,835,972


       Total Portfolio Investments (101.44%)    59,360,369

Liabilities, net of cash and receivables (-1.44%) (839,929)


                  Total Net Assets (100.00%)   $58,520,440



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - Security in default.
(c)  Restricted Security - See Note 4 to the financial statements.


PRINCIPAL GOVERNMENT SECURITIES
FUND, INC.

       Description of Issue              Principal
    Type      Rate      Maturity           Amount      Value

Government National Mortgage Association (GNMA)
Certificates (21.67%)

GNMA I       7.00%   1/15/24           $  876,586  $     887,587
GNMA I       8.00    10/15/16-6/15/17   2,160,616      2,272,165
GNMA I       8.50    2/15/17-5/15/21    3,724,204      3,947,013
GNMA II      6.00    5/20/24-11/20/25   2,865,926      2,759,915
GNMA II      6.50    12/20/25           1,001,500        986,357


                     Total GNMA Certificates          10,853,037

Federal National Mortgage Association (FNMA)
Certificates (17.73%)

FNMA         6.00    11/1/23            1,188,896      1,149,531
FNMA         6.50    11/1/23-7/1/25     2,818,464      2,788,161
FNMA         7.00    8/1/23               842,981        850,104
FNMA         7.50    4/1/22               639,726        656,832
FNMA         8.00    6/1/17-8/15/25       597,128        619,912
FNMA GL      6.50    8/15/25              997,624        986,102
FNMA Major   7.50    4/1/22               569,013        583,910
FNMA Major   8.00    10/1/21              329,535        341,721
FNMA Note    8.01    2/16/99              900,000        903,328


                     Total FNMA Certificates           8,879,601

Federal Home Loan Mortgage Corporation (FHLMC) Certificates (24.82%)

FHLMC Gold   5.50    2/1/24-3/1/24      1,583,285      1,493,349
FHLMC Gold   6.00    12/1/23-1/15/26*   2,979,395      2,882,595
FHLMC Gold   6.50    4/1/24-10/15/25    2,403,422      2,377,922
FHLMC Gold   7.00    9/1/23-1/1/24      2,716,777      2,744,393
FHLMC Gold   7.50    2/1/22-6/1/24      1,974,440      2,028,110
FHLMC Gold   8.00    11/1/21              869,620        902,344


                    Total FHLMC Certificates          12,428,713

                                     Principal
                                      Amount       Value

Student Loan Marketing Association (SLMA)
Certificates (18.26%)

Student Loan Marketing Association
   Debentures; 7.30%; 8/1/12           7,500,000      8,126,789

Student Loan Marketing Association
   Notes; 7.82%; 10/14/99              1,000,000      1,019,658


                     Total SLMA Certificates          9,146,447

Private Export Funding Corporation (PEFCO)
Certificates (16.70%)

Private Export Funding Corp.
   Secured Notes;
   5.80%; 2/1/04                      $2,200,000     $2,210,956
   6.62%; 10/1/05                      1,000,000      1,053,870
   9.45%; 12/31/99                     4,500,000      5,097,915

                    Total PEFCO Certificates          8,362,741

Federal Agency Short-Term Obligations (1.52%)

Federal Home Loan Mortgage Corp.;
   5.75%; 1/2/96                         760,000       760,000


       Total Portfolio Investments (100.70%)        50,430,539

Liabilities, net of cash and receivables (-0.70%)     (351,070)


                  Total Net Assets (100.00%)       $50,079,469



* Includes securities purchased on a to-be-announced basis (see Note 4 to the financial statements).

PRINCIPAL GROWTH FUND, INC.


                                      Shares
                                       Held       Value


Common Stocks (91.89%)

Advertising (1.02%)
   Interpublic Group of Cos., Inc.    10,000    $  433,750

Beverages (1.31%)
   Pepsico, Inc.                      10,000       558,750

Blast Furnace & Basic Steel
Products (0.84%)
   Lukens, Inc.                       12,500       359,375

Carpets & Rugs (1.21%)
   Shaw Industries, Inc.              35,000       516,250

Cash Grains (1.95%)
   Pioneer Hi-Bred International      15,000       834,375

Commercial Banks (5.62%)
   Banc One Corp.                     15,000       566,250
   Barnett Banks, Inc.                 5,000       295,000
   Baybanks, Inc.                      5,000       491,250
   Boatmen's Bancshares, Inc.          6,000       245,250
   Firstar Corp.                      15,000       594,375
   Princeton National Bancorp., Inc.  12,000       207,000

                                                 2,399,125
Communications Equipment (4.25%)
   General Instrument Corp.           50,000(a)  1,168,750
   Northern Telecom Ltd.              15,000       645,000

                                                 1,813,750

Computer & Data Processing
Services (1.23%)
   Microsoft Corp.                     6,000(a) $  526,500

Computer & Office Equipment (3.27%)
   Automatic Data Processing, Inc.    10,000       742,500
   Hewlett-Packard Co.                 5,000       418,750
   Pitney Bowes, Inc.                  5,000       235,000

                                                 1,396,250
Consumer Products (2.12%)
   Philip Morris Cos., Inc.           10,000       905,000

Department Stores (0.99%)
   May Department Stores              10,000       422,500

Drugs (9.42%)
   Alliance Pharmaceutical Corp.      10,000(a)    136,250
   Bristol-Myers Squibb Co.           10,000       858,750
   Johnson & Johnson                  10,000       856,250
   Lilly (Eli) & Co.                  20,000     1,125,000
   Merck & Co., Inc.                  10,000       657,500
   Pharmacia & Upjohn, Inc.           10,000       387,500

                                                 4,021,250
Eating & Drinking Places (0.74%)
   McDonald's Corp.                    7,000       315,875

Electrical Goods (0.52%)
   Avnet, Inc.                         5,000       223,750

Electronic Components &
Accessories (3.17%)
   Linear Technology Corp.            20,000       785,000
   Intel Corp.                        10,000       567,500
                                                 1,352,500
Electronic Distribution
 Equipment (0.84%)
   General Electric Co.                5,000       360,000

Engineering & Architectural
Services (0.76%)
   Dun & Bradstreet Corp.              5,000       323,750

Footwear, Except Rubber (0.53%)
   Stride Rite Corp.                  30,000       225,000

General Industrial Machinery (2.49%)
   Ingersoll-Rand Co.                 10,000       351,250
   Tyco International Ltd.            20,000       712,500

                                                 1,063,750
Grain Mill Products (2.31%)
   Ralcorp Holdings, Inc.             15,000(a)    363,750
Ralston-Ralston Purina Group          10,000       623,750

                                                   987,500
Hose, Belting, Gaskets &
Packing (0.92%)
   Mark IV Industries                 20,000       395,000

Hospitals (3.48%)
   Humana, Inc.                       30,000(a) $  821,250
   Universal Health Services, Inc.,
     Class B                          15,000(a)    665,625

                                                 1,486,875
Household Furniture (1.10%)
   Masco Corp.                        15,000       470,625

Investment Offices (0.91%)
   Invesco PLC ADR                    10,000       387,500

Knitting Mills (0.65%)
   Russell Corp.                      10,000       277,500

Lumber & Other Building
Materials (1.68%)
   Home Depot, Inc.                   15,000       718,125

Medical Instruments & Supplies (6.23%)
   Andros Analyzers, Inc.             20,000(a)    305,000
   Becton, Dickinson & Co.            10,000       750,000
   Boston Scientific Corp.            15,000(a)    735,000
   Nellcor Puritan Bennett            15,000(a)    870,000

                                                 2,660,000
Medical Service & Health
Insurance (6.78%)
   Aon Corp.                          10,000       498,750
   Foundation Health Corp.            15,000(a)    645,000
   Health System International, Inc.   2,500(a)     80,312
   United Healthcare Corp.            15,000       982,500
   Value Health, Inc.                 25,000(a)    687,500

                                                 2,894,062
Millwork, Plywood &
Structural Members (0.48%)
   Georgia-Pacific Corp.               3,000       205,875

Miscellaneous Chemical
Products (1.11%)
   Loctite Corp.                      10,000       475,000

Miscellaneous Electrical Equipment
& Supplies (1.33%)
   Motorola, Inc.                     10,000       570,000

Miscellaneous Plastics Products,
NEC (0.60%)
   Rubbermaid, Inc.                   10,000       255,000

Miscellaneous Shopping Goods
Stores (0.76%)
   Toys 'R' Us, Inc.                  15,000(a)    326,250

Motor Vehicles & Equipment (2.67%)
   Chrysler Corp.                     10,000       553,750
   Dana Corp.                         20,000       585,000

                                                 1,138,750
Offices & Clinics of Medical
Doctors (0.50%)
   FHP International Corp.             7,500       213,750

Paints & Allied Products (0.96%)
   RPM, Inc.                          25,000       412,500

Petroleum Refining (1.79%)
   Atlantic Richfield Co.              4,000    $  443,000
   Exxon Corp.                         4,000       320,500

                                                   763,500
Plastic Materials & Synthetics (0.79%)
   A. Schulman, Inc.                  15,000       337,500

Preserved Fruits & Vegetables (1.12%)
   CPC International, Inc.             7,000       480,375

Radio, Television &
Computer Stores (0.49%)
   Tandy Corp.                         5,000       207,500

Refrigeration & Service
Machinery (0.91%)
   Tecumseh Products Co.; Class A      7,500       388,125

Rubber & Plastics Footwear (1.63%)
   Nike, Inc.                         10,000       696,250

Sanitary Services (1.88%)
   Browning-Ferris Industries, Inc.   12,000       354,000
   WMX Technologies, Inc.             15,000       448,125

                                                   802,125
Security Brokers & Dealers (0.83%)
   Salomon, Inc.                      10,000       355,000

Soap, Cleaners & Toilet Goods (5.83%)
   Colgate-Palmolive Co.               7,000       491,750
   Ecolab, Inc.                       20,000       600,000
   International Flavors & Fragrances,
   Inc.                                6,000       288,000
   Smithkline Beecham PLC ADR         20,000     1,110,000

                                                 2,489,750
Toys & Sporting Goods (1.08%)
   Mattel, Inc.                       15,000       461,250

Variety Stores (0.79%)
   Wal-Mart Stores, Inc.              15,000       335,625


                          Total Common Stock    39,242,812

Preferred Stocks (0.76%)

Offices & Clinics of Medical
Doctors (0.76%)
   FHP International Corp.;
     Series A Convertible             12,182       324,346


                                     Principal
                                      Amount       Value


Commercial Paper (6.98%)

Business Credit Institutions  (3.51%)
   American Express Credit Corp.
     5.55%; 1/2/96                $1,500,000    $1,500,000

Personal Credit Institutions (3.47%)
   Ford Motor Credit Co.
     5.65%; 1/5/96                 1,485,000     1,484,301


                      Total Commercial Paper     2,984,301

        Total Portfolio Investments (99.63%)   $42,551,459

Cash and receivables, net of liabilities (0.37%)   156,062


                  Total Net Assets (100.00%)   $42,707,521



     (a) Non-income producing security - No dividend paid during the past twelve months.


PRINCIPAL HIGH YIELD FUND, INC.


                                     Principal
                                      Amount       Value


Bonds (96.27%)

Agricultural Chemicals (2.71%)
   IMC Fertilizer Group, Inc. Senior
     Debentures; 9.45%; 12/15/11    $300,000      $321,000

Aircraft & Parts (2.36%)
   Rohr Industries, Inc. Subordinated
     Debentures; 9.25%; 3/1/17       300,000       279,000

Blast Furnace & Basic Steel
Products (3.64%)
   Ivaco Senior Notes;
     11.50%; 9/1/05                  150,000       147,750
   Weirton Steel Corp. Senior Notes;
     10.75%; 6/1/05                  300,000       282,750

                                                   430,500
Broadwoven Fabric  Mills,
Cotton (2.54%)
   J.P. Stevens & Co. Inc.
    Sinking Fund Debentures;
     9.00%; 3/1/17                   300,000       300,000

Cable & Other Pay TV Services (5.26%)
   Continental Cablevision, Inc.
      Senior Notes;  8.30%; 5/15/06  300,000(a)    300,000
   Jones Intercable, Inc. Senior Notes;
     9.63%; 3/15/02                  300,000       322,125
                                                   622,125
Cogeneration - Small Power
Producer (1.32%)
   California Energy Co., Inc.
    Ltd. Resource Senior Secured Notes;
     9.88%; 6/30/03                  150,000       156,000

Communications Equipment (2.67%)
   Rogers Cantel Mobile, Inc. Senior
     Secured Guaranteed Notes;
     10.75%; 11/1/01                 300,000       316,125

Computer & Data Processing
Services (2.81%)
   Tenet Healthcare Corp.
     Senior Subordinated Notes;
     10.13%; 3/1/05                  300,000       332,250

Computer & Office Equipment (3.74%)
   Dell Computer Corp. Senior Notes;
     11.00%; 8/15/00                 400,000       442,000

Consumer Products (3.47%)
   RJR Nabisco, Inc. Senior Notes;
   8.75%; 8/15/05                   $400,000    $  410,500

Electric Services (3.45%)
   Tucson Electric Power Co.
     First Mortgage Bonds;
     8.50%; 11/1/99                  400,000       408,639

Engines & Turbines (2.43%)
   Outboard Marine Debentures;
     9.13%; 4/15/17                  300,000       288,000

Ferroalloy Ores, Except
Vanadium (0.99%)
   Geneva Steel Co. Senior Notes;
     9.50%; 1/15/04                  150,000       116,625

Forest Products (2.53%)
   Doman Industries, Ltd. Senior
     Notes; 8.75%; 3/15/04           300,000       299,511

Fuel Dealers (2.49%)
   Petroleum Heat & Power Co., Inc.
     Subordinated Notes;
     10.13%; 4/1/03                  300,000       294,000

General Government, NEC (1.07%)
   Republic of Argentina Global
     Bonds; 8.38%; 12/20/03          150,000       126,750

Groceries & Related Products (5.03%)
   Fleming Cos., Inc. Senior Notes;
     10.63%; 12/15/01                300,000       297,000
   Rykoff-Sexton, Inc. Senior
     Subordinated Notes;
     8.88%; 11/1/03                  300,000       298,500

                                                   595,500
Grocery Stores (5.91%)
   Dominick's Finer Foods, Inc.
     Senior Subordinated Notes;
     10.88%; 5/1/05                  150,000       158,250
   Ralph's Grocery Co.
     Senior Subordinated Notes;
     11.00%; 6/15/05                 300,000       292,500
   Stater Brothers Holdings, Inc.
     Senior Notes;
     11.00%; 3/1/01                  250,000       248,750

                                                   699,500
Hotels & Motels (5.06%)
   Bally's Grand, Inc. First Mortgage
     Notes; 10.38%; 12/15/03         300,000       304,500
   John Q. Hammons Hotels, L.P. &
     Finance Corp. First Mortgage
     Notes; 8.88%; 2/15/04           300,000       294,375

                                                   598,875
Knitting Mills (2.58%)
   Tultex Corp. Senior Notes
     10.63%; 3/15/05                 300,000       305,250

Miscellaneous Amusement, Recreation
Service (1.30%)
   Rio Hotel & Casino, Inc.
     Senior Subordinated Notes;
     10.63%; 7/15/05                $150,000      $153,750

Miscellaneous Converted Paper
Products (1.27%)
   Drypers Corp. Senior Notes;
     12.50%; 11/1/02                 300,000(b)    150,000

Miscellaneous Plastics Products,
NEC (5.14%)
   Congoleum Corp. Senior Notes;
     9.00%; 2/1/01                   300,000       303,000
   Plastic Containers, Inc. Senior
     Secured Notes; 10.75%; 4/1/01   300,000       305,625

                                                   608,625
Motor Vehicles & Equipment (2.49%)
   Lear Seating Corp. Subordinated
     Notes; 8.25%; 2/1/02            300,000       294,000

Nonferrous Foundries (Casting) (1.33%)
   Howmet Corp., Senior
     Subordinated Debentures;
     10.00%; 12/1/03                 150,000(a)    157,500

Petroleum Refining (2.66%)
   Crown Central Petroleum Corp.
     Senior Notes; 10.88%; 2/1/05    300,000       315,000

Pulp Mills (3.08%)
   Magnetek, Inc. Senior Subordinated
     Debentures; 10.75%; 11/15/98    350,000       364,000

Radio, Television & Computer
Stores (2.54%)
   Compusa, Inc. Senior
     Subordinated Notes;
     9.50%; 6/15/00                  300,000       300,000

Radio & Television
Broadcasting (2.99%)
   Act III Broadcasting, Inc.
     Senior Subordinated Notes;
     10.25%; 12/15/05                150,000       153,187
   EZ Communications, Inc.
     Senior Subordinated Notes;
     9.75%; 12/1/05                  200,000       201,000

                                                   354,187
Soap, Cleaners & Toilet Goods (2.69%)
   Coty, Inc. Senior Subordinated
     Notes; 10.25%; 5/1/05           300,000       318,000

Telephone Communication (6.16%)
   Paging Network, Inc. Senior
     Debentures; 8.88%; 2/1/06       300,000       307,125
   Rogers Cablesystems Ltd. Senior
     Secured Second Priority Notes;
     9.63%; 8/1/02                   250,000       262,500
   Telecom Argentina Stet-France
     Telecom SA Senior Notes;
     12.00%; 11/15/02                150,000       159,375

                                                   729,000


Water Supply (2.56%)
   California  Energy Casecnan Water
     & Energy Co., Inc. Senior
      Secured Series B ;
     11.95%; 11/15/10               $300,000(a) $  303,000


        Total Portfolio Investments (96.27%)    11,389,212

Cash and receivables, net of liabilities (3.73%)   440,721


                  Total Net Assets (100.00%)   $11,829,933



(a)  Restricted Security - See Note 4 to the financial statements.
(b)  Non-income producing security - security in default.

PRINCIPAL MONEY MARKET FUND, INC.


                                     Principal
                                      Amount       Value


Commercial Paper (95.57%)

Business Credit Institutions (17.90%)
   American Express Credit Corp.;
     5.58%; 3/15/96                 $450,000    $  444,908
     5.47%; 3/19/96                  325,000       321,198
     5.53%; 4/10/96                  350,000       344,677
     5.52%; 5/3/96                   150,000       147,194
     5.58%; 5/28/96                  290,000       283,392
   CIT Group Holdings, Inc.;
     5.65%; 2/14/96                  400,000       397,301
     5.56%; 2/16/96                  200,000       198,610
     5.65%; 2/29/96                  150,000       148,635
     5.56%; 4/12/96                  425,000       418,370
   General Electric Capital Corp.;
     5.82%; 1/2/96                   550,000       550,000
     5.80%; 1/22/96                  450,000       448,550
     5.64%; 3/29/96                  150,000       147,956
     5.24%; 6/24/96                  300,000       292,402
   International Lease Finance Corp.;
     5.72%; 1/8/96                   200,000       199,809
     5.77%; 1/9/96                   300,000       299,663
     5.65%; 2/13/96                  250,000       248,352
     5.65%; 2/26/96                  200,000       198,274
     5.55%; 3/20/96                  200,000       197,595
     5.55%; 3/29/96                  170,000       167,720
   John Deere Capital Corp.;
     5.34%; 4/26/96                  400,000       393,177

                                                 5,847,783
Combination Utility Services (1.90%)
   Public Service Electric & Gas Co.;
     5.90%; 1/23/96                  275,000       274,054
     5.77%; 2/23/96                  350,000       347,083

                                                   621,137
Computer & Office Equipment (0.72%)
   Pitney Bowes Credit Corp.;
     5.95%; 1/5/96                   235,000       234,884

Department Stores (4.25%)
   Sears Roebuck Acceptance Corp.;
     5.70%; 2/2/96                   250,000       248,773
     5.65%; 2/16/96                 $350,000    $  347,528
     5.72%; 2/23/96                  350,000       347,108
     5.62%; 3/12/96                  200,000       197,815
     5.62%; 3/13/96                  250,000       247,229

                                                 1,388,453
Electric Services  (5.95%)
   AES Shady Point, Inc.;
     LOC Bank of Tokyo Ltd.;
     5.90%; 1/18/96                  250,000       249,344
     5.90%; 1/19/96                1,000,000       997,214
   Transmission Agency - Northern
     California; LOC Industrial
      Bank of Japan;
     6.10%; 1/17/96                  500,000       498,729
   Wisconsin Power & Light Co.;
     5.72%; 2/5/96                   200,000       198,920

                                                 1,944,207
Electronic Components
& Accessories (1.83%)
   SCI Systems, Inc.;
      LOC ABN-Amro Bank NV;
     5.72%; 1/29/96                  250,000       248,927
     5.61%; 1/30/96                  350,000       348,473

                                                   597,400
Federal & Federally Sponsored
Credit (0.97%)
   FNMA;
     5.50%; 4/29/96                  125,000       122,746
   US Government Treasury Bills;
     5.35%; 8/22/96                  200,000       193,075

                                                   315,821
Finance Services (5.39%)
   Mitsubishi International Corp.;
     5.63%; 1/31/96                  350,000       348,413
     5.76%; 1/31/96                  175,000       174,188
     5.50%; 3/6/96                   300,000       297,067
     5.64%; 3/11/96                  250,000       247,298
     5.65%; 3/29/96                  250,000       246,586
     5.58%; 4/30/96                  125,000       122,694
   PHH Corp.;
     5.76%; 1/10/96                  325,000       324,584

                                                 1,760,830
Investment Offices (4.12%)
   Morgan Stanley Group, Inc.;
     6.00%; 1/3/96                   500,000       499,917
     5.77%; 1/8/96                   200,000       199,807
     5.70%; 2/7/96                   400,000       397,720
     5.70%; 2/9/96                   250,000       248,496

                                                 1,345,940
Jewelry, Silverware, &
Plated Ware (0.67%)
   Jostens, Inc.;
     5.73%; 2/2/96                   220,000       218,914

Life Insurance (3.13%)
   Prudential Funding Corp.;
     5.65%; 1/4/96                   225,000       224,929
     5.78%; 1/5/96                   450,000       449,783
     5.64%; 2/12/96                  350,000       347,752

                                                 1,022,464
Miscellaneous Food &
Kindred Products (0.46%)
   Cargill, Inc.;
     5.57%; 1/26/96                  150,000       149,443

Miscellaneous Investing (1.68%)
   MLTC Funding, Inc.; LOC
     Union Bank of Switzerland;
     5.75%; 1/24/96                 $550,000    $  548,067

Motor Vehicles & Equipment (0.91%)
   Echlin, Inc.;
     5.75%; 1/29/96                  300,000       298,706

Personal Credit Institutions (22.07%)
   American General Finance Corp.;
     5.78%; 1/9/96                   500,000       499,438
     5.55%; 3/18/96                  300,000       296,485
   Associates Corp. of North America;
     5.71%; 2/5/96                   325,000       323,247
     5.66%; 2/26/96                  300,000       297,406
     5.69%; 2/27/96                  375,000       371,681
     5.60%; 3/5/96                   300,000       297,060
     5.58%; 3/7/96                   200,000       197,985
   Beneficial Corp.;
     5.56%; 3/8/96                   250,000       247,452
     5.47%; 3/25/96                  260,000       256,721
     5.46%; 4/17/96                  400,000       393,569
   Ford Motor Credit Co.;
     5.58%; 2/15/96                  425,000       422,101
     5.67%; 2/20/96                  350,000       347,299
     5.69%; 2/22/96                  325,000       322,380
     5.56%; 3/27/96                  325,000       320,733
     5.50%; 4/5/96                   150,000       147,846
   General Motors Acceptance Corp.;
     5.73%; 2/6/96                   300,000       298,329
     5.75%; 2/8/96                   250,000       248,523
     5.75%; 2/12/96                  150,000       149,018
     5.69%; 2/13/96                  240,000       238,407
     5.64%; 3/8/96                   300,000       296,898
     5.50%; 4/1/96                   160,000       157,800
     5.50%; 4/30/96                  150,000       147,273
   Norwest Financial, Inc.;
     5.79%; 1/25/96                  450,000       448,335
     5.69%; 2/28/96                  250,000       247,748
     5.46%; 3/22/96                  240,000       237,088

                                                 7,210,822
Real Estate Operators &
Lessors (5.32%)
   Maguire/Thomas Partners Westlake
     Southlake Partnership; LOC
     Sumitomo Bank;
     6.02%; 1/4/96                   250,000       249,916
     5.78%; 3/4/96                   250,000       247,511
     5.70%; 3/5/96                   500,000       495,013
     5.78%; 3/12/96                  400,000       395,505
   Towson Town Center, Inc.; LOC
     Mitsubishi Bank;
     6.00%; 1/16/96                  350,000       349,183

                                                 1,737,128
Security Brokers & Dealers (10.58%)
   Bear Stearns Cos.;
     5.72%; 1/11/96                  400,000       399,428
   Goldman Sachs Group, L.P.;
     5.60%; 2/14/96                  150,000       148,997
     5.64%; 2/23/96                  290,000       287,638
     5.65%; 3/6/96                  $250,000    $  247,489
     5.52%; 3/14/96                  250,000       247,240
     5.60%; 4/9/96                   150,000       147,713
     5.63%; 4/11/96                  200,000       196,872
     5.60%; 4/19/96                  300,000       294,960
   Merrill Lynch & Co., Inc.;
     5.76%; 1/10/96                  225,000       224,712
     5.72%; 1/31/96                  375,000       373,272
     5.67%; 2/28/96                  175,000       173,429
     5.66%; 2/29/96                  225,000       222,948
     5.55%; 3/28/96                  225,000       222,017
     5.60%; 3/28/96                  275,000       271,321

                                                 3,458,036
Subdividers & Developers (1.53%)
   Hartz 667 Commercial Paper Corp.;
     LOC Mitsubishi Bank;
     6.00%; 1/8/96                   500,000       499,500

Asset Backed Securities (6.19%)
   Corporate Asset Funding Co.;
     5.82%; 1/2/96                   240,000       240,000
     5.85%; 1/4/96                   240,000       239,922
     5.85%; 1/12/96                  275,000       274,553
     5.55%; 3/11/96                  350,000       346,277
   Retailer Funding Corp.;
     5.75%; 1/12/96                  300,000       299,521
     5.77%; 1/17/96                  325,000       324,219
     5.77%; 1/17/96                  175,000       174,579
     5.77%; 1/26/96                  125,000       124,519

                                                 2,023,590


                      Total Commercial Paper    31,223,125

Bank Notes (3.83%)

Commercial Banks (3.83%)
   Lasalle National Bank;
     5.75%; 7/8/96                   250,000       250,000
     5.75%; 8/26/96                  500,000       500,000
     5.72%; 8/30/96                  500,000       500,000

                                                 1,250,000


        Total Portfolio Investments (99.40%)    32,473,125

Cash and receivables, net of liabilities (0.60%)   196,794


                  Total Net Assets (100.00%)   $32,669,919



PRINCIPAL WORLD FUND, INC.


                                      Shares
                                       Held        Value


Common Stocks (89.42%)

AUSTRALIA (4.77%)

Commercial Banks (2.15%)
   National Australia Bank Ltd.       72,886    $  656,031

Crude Petroleum & Natural
Gas (0.34%)
   Ampolex Ltd.                       48,100(a) $  105,193

Gas Production & Distribution (1.14%)
   Australia Gas & Light              93,000       349,357

Miscellaneous Food &
Kindred Products (1.14%)
   Burns, Philp & Co., Ltd.          155,631       348,464

                                                 1,459,045
AUSTRIA (2.69%)

Blast Furnace &
Basic Steel Products (0.86%)
   Voest-Alpine Stahl                  9,200(a)(b) 264,025

Gas Production & Distribution (1.42%)
   OMV AG                              5,000       434,447

Railroad Equipment (0.41%)
   Vae AG                              1,470       124,078

                                                   822,550
CANADA (0.92%)

Coal Mining Services (0.21%)
   Morgan Hydrocarbons, Inc.          20,600(a)     62,683

Miscellaneous Plastics
Products, NEC (0.71%)
   Royal Plastics Group               15,100(a)(b) 218,666

                                                   281,349
CHILE (0.43%)

Telephone Communication (0.43%)
   Compania De
     Telecomunicaciones ADR            1,600       132,600

DENMARK (1.52%)

Telephone Communication (1.52%)
   Tele Danmark B                      8,500       464,741

FINLAND (3.40%)

Forest Products (0.32%)
   Metsa-Serla                         3,200        98,756

Miscellaneous Wood Products (0.49%)
   Enso-Gutzeit                       22,300       148,941

Pulp Mills (0.88%)
   Kymmene                            10,100       267,503

Sugar & Confectionary
Products (0.57%)
   Huhtamake I Free                    7,200       174,113

Telephone Communication (1.14%)
   Nokia Corp. Class A ADR             9,000       349,875

                                                 1,039,188
FRANCE (2.26%)

Drugs (2.26%)
   Roussel-Uclaf                       4,070    $  690,765

GERMANY (3.99%)

Flat Glass (0.23%)
   Weru AG                               200        70,566

Industrial Inorganic Chemicals (1.75%)
   Bayer AG                            2,010       534,773

Miscellaneous Chemical
Products (2.01%)
   Hoechst AG                          2,250       613,089

                                                 1,218,428
GREECE (1.09%)

Central Reserve Depositories (0.50%)
   Ergo Bank                           3,800        151,713

Highway & Street Construction (0.59%)
   Edrasis Psallidas                  12,220        179,757

                                                    331,470
HONG KONG (4.51%)

Communications Equipment (0.25%)
   ABC Communications
      Holdings Ltd.                  420,000         76,048

Electric Services (0.72%)
   CEP-A Consolidated Electric
     Power-Asia                      121,000        219,874

Electronic Components &
Accessories (0.38%)
   Varitronix                         63,000        116,924

Holding Offices (1.24%)
   First Pacific Co. Ltd.            340,382        378,597

Miscellaneous Textile Goods (0.40%)
   Espirit Asia                      356,000        122,013

Office Furniture (0.20%)
   Lamex Holdings                    242,000         59,781

Personal Credit Institutions (0.56%)
   Manhattan Card Co.                402,000        171,574

Security Brokers & Dealers (0.76%)
   Peregrine Investment Holdings     180,000        232,801

                                                  1,377,612
INDONESIA (0.77%)

Miscellaneous Furniture &
Fixtures (0.21%)
   Pt Surya Toto                      29,000         63,418

Pulp Mills (0.56%)
   Asia Pacific Resources             36,300(a)     172,425

                                                    235,843
ITALY (2.80%)

Metalworking Machinery (0.15%)
   Danieli & Co.-DR                   17,400    $    47,163

Telephone Communication (2.65%)
   Telecom Italia-DI                 300,200        367,492
   Telecom Italia Mobile             419,200(a)     441,291

                                                   808,783

                                                   855,946
JAPAN (0.64%)

Computer & Office Equipment (0.24%)
   Canon, Inc.                         4,000        72,514

Electronic Components &
Accessories (0.12%)
   Murata Mfg.                         1,000        36,839

Engines & Turbines (0.28%)
   Mabuchi Motor                       1,400        87,134

                                                   196,487
MALAYSIA (0.39%)

Holding Offices (0.39%)
   C.I. Holdings                      34,000       120,525

MEXICO (0.88%)

Aircraft & Parts (0.08%)
   Cemex SA                            6,936        23,046

Cement, Hydraulic (0.08%)
   Apasco SA                           6,320        25,879

Commercial Banks (0.22%)
   Grupo Financiero Bancomer
     Series B                        235,000(a)     66,186
     Series L                          8,704(a)      2,237

                                                    68,423
Concrete, Gypsum & Plaster
Products (0.04%)
   Cementos De Mexico SA               3,200        11,484

Department Stores (0.04%)
   Sears Roebuck De Mexico SA          5,300(a)     12,368

Telephone Communication (0.42%)
   Telefonos De Mexico SA ADR          4,050       129,094

                                                   270,294
NETHERLANDS (14.76%)

Beer, Wine & Distilled
Beverages (0.42%)
   Heineken Holdings                     782       128,302

Commercial Banks (1.83%)
   ABN-AMRO Holdings NV               12,235       557,944

Communications Services, NEC (2.31%)
   KPN Royal PTT Nederland            19,389       705,169

Department Stores (0.97%)
   Vendex International               10,000    $  297,569

Electric Light & Wiring
Equipment (0.38%)
   Otra NV                             6,500       115,565

Electronic Distribution
Equipment (1.59%)
   Phillips Electronics               13,400       484,844

Grocery Stores (1.36%)
   Koninklijke Ahold NV               10,164       415,313

Meat Products (2.31%)
   Unilever NV                         5,030       707,594

Miscellaneous  Durable Goods (1.55%)
   Hagemeyer NV                        9,050       473,110

Miscellaneous Transportation
Services (0.47%)
   Koninklijke Pakhoed NV              5,281       145,286

Paperboard Containers & Boxes (0.37%)
   Koninklijke KNP BT NV               4,400(b)    113,089

Plastic Materials & Synthetics (0.35%)
   DSM NV                              1,300       107,050

Special Industry Machinery (0.85%)
   IHC Caland NV                       7,700       259,391

                                                 4,510,226
NORWAY (3.06%)

Commercial Banks (0.57%)
   Christiana Bank                    74,000       173,350

Drugs (0.15%)
   Hafslund Nycomed                    1,867        47,430

Meat Products (1.80%)
   Orkla B                            11,500       549,712

Ship & Boat Building &
Repairing (0.54%)
   Unitor Ships Service               11,930       164,282

                                                   934,774
NEW ZEALAND (3.48%)

Beverages (2.04%)
   Lion Nathan                       261,000       622,798

Household Appliances (0.88%)
   Fisher & Paykel                    88,000       267,516

Miscellaneous Manufacturers (0.56%)
   Carter Holt Harvey LTD.            80,000       172,591

                                                 1,062,905
SINGAPORE (2.18%)

Electric Light & Wiring
Equipment (0.18%)
   Clipsal Industries Holdings        25,000        56,500

Electronic Components &
Accessories (2.00%)
   Amtek Engineering                 209,250    $  303,268
   Elec & Eltek International        114,000       306,660

                                                   609,928

                                                   664,428
SPAIN (5.02%)

Combination Utility Services ( 0.53%)
   Iberdrola 1 SA                     17,600       161,034

Commercial Banks (1.28%)
   Banco Popular                       2,120       390,916

Oil & Gas Field Services (2.11%)
   Repsol Petroleo, SA                19,660       644,172

Telephone Communication (1.10%)
   Telefonica De Espana, SA           24,400       337,894

                                                 1,534,016
SWEDEN (6.96%)

Commercial Banks (1.48%)
   Svenska Handelsbanken AB Free      22,500       451,548

Household Audio & Video
Equipment (1.11%)
   SKF 'B' Free                       17,700       339,192

Miscellaneous Transportation
Equipment (0.85%)
   Autoliv AB                          4,450       260,532

Motor Vehicles & Equipment (1.11%)
   Volvo AB                           16,450       337,578

Plastic Materials & Synthetics (1.43%)
   Astra AB                           11,000       436,534

Water Transportation of
Freight, NEC (0.98%)
   Argonaut AB 'B' Free               17,100(a)     25,674
   ICB Shipping AB 'B' Free           32,000       275,229

                                                   300,903

                                                 2,126,287
SWITZERLAND (10.45%)

Combination Utility Services (1.54%)
   BBC AG (Brown Boveri)                 405       471,646

Drugs (1.86%)
   Galenica Holdings AG                  480       146,005
   Sandoz AG                             460       422,161

                                                   568,166
Functions Closely Related to
Banking (1.17%)
   Bil GT Group                          605       357,537

Miscellaneous Chemical Products (2.11%)
   Ciba Geiby AG-REG                     730       643,940

Pulp Mills (0.20%)
   Attisholz AG                          110        62,521

Special Industry Machinery (1.56%)
   Bobst SA                              205    $  320,688
   Sulzer AG                             290       154,999

                                                   475,687
Sugar & Confectionary
Products (2.01%)
   Nestle                                555       615,460

                                                 3,194,957
THAILAND (1.00%)

Commercial Banks (0.80%)
   Bangkok Bank                       20,100       244,176

Non-Classifiable Establishments (0.20%)
   Thailand International Fund             2        60,500

                                                   304,676
UNITED KINGDOM (11.45%)

Commercial Banks (1.80%)
   Bank of Ireland                    75,000       549,620

Construction & Related
Machinery (1.14%)
   Powerscreen International PLC      58,100       349,549

Crude Petroleum & Natural
Gas (0.89%)
   Hardy Oil & Gas                    86,200       271,683

Electric Services (1.39%)
   Northern Ireland Electric          63,400       426,223

Investment Offices (0.85%)
   Invesco PLC                        66,000       259,765

Miscellaneous Non-Durable
Goods (1.92%)
   Grand Metropolitan PLC             81,500       587,131

Primary Nonferrous Metals (1.00%)
   British Steel PLC                 121,300       306,508

Pulp Mills (0.30%)
   Babcock International Group        41,000        90,392

Sand & Gravel (0.13%)
   Bardon Group PLC                   75,900        38,593

Sugar & Confectionary Products (1.03%)
   Tate & Lyle                        43,000       315,116

Telephone Communication (0.49%)
   Cable & Wireless PLC               21,000       149,981

Water Supply (0.51%)
   Wessex Water PLC                   28,597       154,953

                                                 3,499,514


                         Total Common Stocks    27,330,626

Preferred Stocks (0.37%)

AUSTRIA (0.37%)

Highway & Street Construction (0.37%)
   BAU Holdings AG                     3,030    $  114,036


                                     Principal
                                      Amount       Value


Bond (1.28%)

MEXICO (1.28%)

Fire, Marine & Casualty
Insurance (1.28%)
   Alfa SA Convertible Subordinated
   Debentures; 8.00%; 9/15/00       $400,000(b) $  392,000

Commercial Paper (12.84%)

UNITED STATES (12.84%)

Business Credit Institutions (7.35%)
   American Express Credit Corp.;
     5.75%; 1/2/96                 1,345,000     1,345,000
   John Deere Capital Corp.;
     5.70%; 1/2/96                   900,000       900,000

                                                 2,245,000
Life Insurance  (4.41%)
   Prudential Funding Corp.;
     5.50%; 1/5/96                 1,350,000     1,349,381

Personal Credit Institutions (1.08%)
   Ford Motor Credit Co.;
     5.80%; 1/3/96                   330,000       329,947

                      Total Commercial Paper     3,924,328


       Total Portfolio Investments (103.91%)    $31,760,990

Liabilities, net of cash and receivables(-3.91%) (1,195,370)



                  Total Net Assets (100.00%)   $ 30,565,620




     (a)Non-income producing security - No dividend paid during the past twelve months.
(b)     Restricted Security - See Note 4 to the financial statements.

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

FINANCIAL HIGHLIGHTS



Selected data for a share of Capital Stock outstanding throughout each period:

                                                             Income from
                                                         Investment Operations                       Less Distributions


                                                           Net Realized
                                                                and
                                            Net Asset   Net  Unrealized    Total    Dividends                Excess
                                            Value at  Invest-   Gain       from     from Net Distributions Distributions
                                            Beginning  ment   (Loss) on  Investment Investment    from         from
                                            of Period Income Investments Operations   Income  Capital Gains Capital Gains


   Principal Aggressive
   Growth  Fund, Inc.
     Year Ended December 31, 1995            $10.11 $  .13      $4.31      $4.44    $(.13)     $(1.48)     $   -
     Period Ended December 31, 1994(d)         9.92    .05        .24        .29     (.05)       (.05)         -

   Principal Asset
   Allocation  Fund, Inc.
     Year Ended December 31, 1995              9.79    .40      1.62       2.02      (.40)       (.30)         -
     Period Ended December 31, 1994(d)         9.98    .23      (.18)       .05      (.23)        -           (.01)

   Principal Balanced Fund, Inc.
     Year Ended December 31,
       1995                                   11.95    .45      2.44       2.89      (.45)       (.42)         -
       1994                                   12.77    .37      (.64)      (.27)     (.37)       (.18)         -
       1993                                   12.58    .42       .95       1.37      (.42)       (.76)         -
     Six Months Ended December 31, 1992(a)    12.93    .23       .75        .98      (.47)       (.86)         -
     Year Ended June 30,
       1992                                   11.33    .47      1.61       2.08      (.48)        -            -
       1991                                   10.79    .54       .59       1.13      (.57)       (.02)         -

   Principal Bond Fund, Inc.
     Year Ended December 31,
       1995                                   10.12    .62      1.62       2.24      (.63)        -            -
       1994                                   11.16    .72     (1.04)      (.32)     (.72)        -            -
       1993                                   10.77    .88       .38       1.26      (.87)        -            -
     Six Months Ended December 31, 1992(a)    11.08    .45       .13        .58      (.89)        -            -
     Year Ended June 30,
       1992                                   10.64    .91       .46       1.37      (.93)        -            -
       1991                                   10.72    .94      (.06)       .88      (.96)        -            -

   Principal Capital
    Accumulation Fund, Inc.
     Year Ended December 31,
       1995                                   23.44    .60      6.69       7.29      (.60)      (2.33)         -
       1994                                   24.61    .62      (.49)       .13      (.61)       (.69)         -
       1993                                   25.19    .61      1.32       1.93      (.60)      (1.91)         -
     Six Months Ended December 31, 1992(a)    26.03    .31      1.84       2.15      (.64)      (2.35)         -
     Year Ended June 30,
       1992                                   23.35    .65      2.70       3.35      (.67)        -            -
       1991                                   22.48    .74      1.22       1.96      (.79)       (.30)         -

   Principal Emerging
   Growth Fund, Inc.
     Year Ended December 31,
       1995                                   19.97    .22      5.57       5.79      (.22)       (.21)         -
       1994                                   20.79    .14       .03        .17      (.14)       (.85)         -
       1993                                   18.91    .17      3.47       3.64      (.17)      (1.59)         -
     Six Months Ended December 31, 1992(a)    15.97    .10      3.09       3.19      (.21)       (.04)         -
     Year Ended June 30,
       1992                                   13.93    .21      2.04       2.25      (.21)        -            -
       1991                                   14.25    .20       .50        .70      (.23)       (.79)         -


See accompanying notes.

FINANCIAL HIGHLIGHTS



Selected data for a share of Capital Stock outstanding throughout each period:



                                                                        Ratios/Supplemental Data



                                                                                          Ratio of Net
                                                           Net Asset                        Ratio of    Investment
                                                           Value at          Net Assets at Expenses to   Income to  Portfolio
                                                  Total     End of    Total  End of Period   Average      Average   Turnover
                                              Distributions Period   Return (in thousands) Net Assets   Net Assets    Rate


 Principal Aggressive
 Growth  Fund, Inc.
   Year Ended December 31, 1995                 $(1.61)     $12.94    44.19%   $ 33,643        .90%        1.34%      172.9%
   Period Ended December 31, 1994(d)              (.10)      10.11     2.59%(c)  13,770       1.03%(b)     1.06%(b)   105.6%(b)

 Principal Asset
 Allocation  Fund, Inc.
   Year Ended December 31, 1995                   (.70)      11.11    20.66%     41,074        .89%        4.07%       47.1%
   Period Ended December 31, 1994(d)              (.24)       9.79      .52%(c)  28,041        .95%(b)     4.27%(b)    60.7%(b)

 Principal Balanced Fund, Inc.
   Year Ended December 31,
     1995                                         (.87)      13.97   24.58%      45,403        .66%        4.12%       25.7%
     1994                                         (.55)      11.95   (2.09)%     25,043        .69%        3.42%       31.5%
     1993                                        (1.18)      12.77   11.06%      21,399        .69%        3.30%       15.8%
   Six Months Ended December 31, 1992(a)         (1.33)      12.58    8.00%(c)   18,842        .73%(b)     3.71%(b)    38.4%(b)
   Year Ended June 30,
     1992                                         (.48)      12.93   18.78%      17,344        .72%        3.80%       26.6%
     1991                                         (.59)      11.33   11.36%      14,555        .73%        5.27%       27.1%

 Principal Bond Fund, Inc.
   Year Ended December 31,
     1995                                         (.63)      11.73   22.17%      35,878        .56%        7.28%        5.9%
     1994                                         (.72)      10.12   (2.90)%     17,108        .58%        7.86%       18.2%
     1993                                         (.87)      11.16   11.67%      14,387        .59%        7.57%       14.0%
   Six Months Ended December 31, 1992(a)          (.89)      10.77    5.33%(c)   12,790        .62%(b)     8.10%(b)     6.7%(b)
   Year Ended June 30,
     1992                                         (.93)      11.08   13.57%      12,024        .62%        8.47%        6.1%
     1991                                         (.96)      10.64    8.94%      10,552        .63%        9.17%        2.7%

 Principal Capital
  Accumulation Fund, Inc.
   Year Ended December 31,
     1995                                        (2.93)      27.80   31.91%     135,640        .51%        2.25%       49.2%
     1994                                        (1.30)      23.44     .49%     120,572        .51%        2.36%       44.5%
     1993                                        (2.51)      24.61    7.79%     128,515        .51%        2.49%       25.8%
   Six Months Ended December 31, 1992(a)         (2.99)      25.19    8.81%(c)  105,355        .55%(b)     2.56%(b)    39.7%(b)
   Year Ended June 30,
     1992                                         (.67)      26.03   14.53%      94,596        .54%        2.65%       34.8%
     1991                                        (1.09)      23.35    9.46%      76,537        .53%        3.53%       14.0%

 Principal Emerging
 Growth Fund, Inc.
   Year Ended December 31,
     1995                                         (.43)      25.33   29.01%      58,520        .70%        1.23%       13.1%
     1994                                         (.99)      19.97     .78%      23,912        .74%        1.15%       12.0%
     1993                                        (1.76)      20.79   19.28%      12,188        .78%         .89%       22.4%
   Six Months Ended December 31, 1992(a)          (.25)      18.91   20.12%(c)    9,693        .81%(b)     1.24%(b)     8.6%(b)
   Year Ended June 30,
     1992                                         (.21)      15.97   16.19%       7,829        .82%        1.33%       10.1%
     1991                                        (1.02)      13.93    5.72%       6,579        .89%        1.70%       11.1%


See accompanying notes.


FINANCIAL HIGHLIGHTS (Continued)



Selected data for a share of Capital Stock outstanding throughout each period:

                                                             Income from
                                                         Investment Operations                       Less Distributions


                                                           Net Realized
                                                                and                            Excess
                                            Net Asset  Net  Unrealized    Total    Dividend Distributions
                                            Value at Invest-   Gain       from     from Net   from Net   Distributions
                                            Beginning ment   (Loss) on  InvestmentInvestment Investment      from
                                            of PeriodIncome InvestmentsOperations   Income     Income    Capital Gains


   Principal Government Securities Fund, Inc.
     Year Ended December 31,
       1995                                 $  9.38  $ .60  $   1.18      $1.78     $(.61)      $  -        $  -
       1994                                   10.61    .76     (1.24)      (.48)     (.75)         -           -
       1993                                   10.28    .71       .33       1.04      (.71)         -           -
     Six Months Ended December 31, 1992(a)    10.93    .40       .04        .44      (.78)         -         (.31)
   Year Ended June 30,
       1992                                   10.24    .80       .71       1.51      (.81)         -         (.01)
       1991                                   10.05    .80       .24       1.04      (.81)         -         (.04)

   Principal Growth Fund, Inc
     Year Ended December 31, 1995             10.10    .17      2.42       2.59      (.17)         -         (.09)
     Period Ended December 31, 1994(e)         9.60    .07       .51        .58      (.08)         -           -

   Principal High Yield Fund, Inc.
     Year Ended December 31,
       1995                                    7.91    .76       .51       1.27      (.77)       (.02)         -
       1994                                    8.62    .77      (.72)       .05      (.76)         -           -
       1993                                    8.38    .80       .23       1.03      (.79)         -           -
     Six Months Ended December 31, 1992(a)     8.93    .45      (.10)       .35      (.90)         -           -
   Year Ended June 30,
       1992                                    8.28    .92       .66       1.58      (.93)         -           -
       1991                                    8.96    .99      (.53)       .46     (1.14)         -           -

   Principal Money Market Fund, Inc.
     Year Ended December 31,
       1995                                    1.000   .054        -        .054     (.054)        -           -
       1994                                    1.000   .037        -        .037     (.037)        -           -
       1993                                    1.000   .027        -        .027     (.027)        -           -
     Six Months Ended December 31, 1992(a)     1.000   .016        -        .016     (.016)        -           -
   Year Ended June 30,
       1992                                    1.000   .046        -        .046     (.046)        -           -
       1991                                    1.000   .070        -        .070     (.070)        -           -

   Principal World Fund, Inc.
     Year Ended December 31, 1995              9.56    .19      1.16       1.35      (.18)         -         (.01)
     Period Ended December 31, 1994(e)         9.94    .03      (.33)      (.30)     (.05)       (.02)       (.01)


See accompanying notes.


                                                                   Ratios/Supplemental Data



                                                                                                      Ratio of Net
                                                          Net Asset                        Ratio of    Investment
                                                          Value at          Net Assets at Expenses to   Income to  Portfolio
                                                 Total     End of    Total  End of Period   Average      Average   Turnover
                                              istributions Period   Return (in thousands) Net Assets   Net Assets    Rate


  Principal Government  Securities Fund, Inc
    Year Ended December 31,
      1995                                    $  (.61)     $10.55   19.07%     50,079        .55%        6.73%        9.8%
      1994                                       (.75)       9.38   (4.53)%    36,121        .56%        7.05%       23.2%
      1993                                       (.71)      10.61   10.07%     36,659        .55%        7.07%       20.4%
    Six Months Ended December 31, 1992(a)       (1.09)      10.28    4.10%(c)  31,760        .59%(b)     7.35%(b)    34.5%(b)
  Year Ended June 30,
      1992                                       (.82)      10.93   15.34%     33,022        .58%        7.84%       38.9%
      1991                                       (.85)      10.24   10.94%     26,021        .59%        8.31%        4.2%

  Principal Growth Fund, Inc
    Year Ended December 31, 1995                 (.26)      12.43   25.62%     42,708        .58%        2.08%        6.9%
    Period Ended December 31, 1994(e)            (.08)      10.10    5.42%(c)  13,086        .75%(b)     2.39%(b)     0.9%(b)

  Principal High Yield Fund, Inc.
    Year Ended December 31,
      1995                                       (.79)       8.39   16.08%     11,830        .73%        9.09%       35.1%
      1994                                       (.76)       7.91     .62%      9,697        .73%        9.02%       30.6%
      1993                                       (.79)       8.62   12.31%      9,576        .74%        8.80%       28.7%
    Six Months Ended December 31, 1992(a)        (.90)       8.38    4.06%(c)   8,924        .77%(b)    10.33%(b)    20.6%(b)
  Year Ended June 30,
      1992                                       (.93)       8.93   20.70%      8,556        .77%       11.00%       31.3%
      1991                                      (1.14)       8.28    6.35%      7,085        .82%       12.58%        6.4%

  Principal Money Market Fund, Inc.
    Year Ended December 31,
      1995                                       (.054)      1.000   5.59%     32,670        .58%        5.32%      N/A
      1994                                       (.037)      1.000   3.76%     29,372        .60%        3.81%      N/A
      1993                                       (.027)      1.000   2.69%     22,753        .60%        2.64%      N/A
    Six Months Ended December 31, 1992(a)        (.016)      1.000   1.54%(c)  27,680        .59%(b)     3.10%(b)   N/A
  Year Ended June 30,
      1992                                       (.046)      1.000   4.64%     25,194        .57%        4.54%      N/A
      1991                                       (.070)      1.000   7.20%     26,509        .56%        6.94%      N/A

  Principal World Fund, Inc.
    Year Ended December 31, 1995                 (.19)      10.72   14.17%     30,566        .95%        2.26%       15.6%
    Period Ended December 31, 1994(e)            (.08)       9.56   (3.37)%(c) 13,746       1.24%(b)     1.31%(b)    14.4%(b)


See accompanying notes.


Notes to Financial Highlights

(a) Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(b)  Computed on an annualized basis.

(c)  Total return amounts have not been annualized.

(d) Period from June 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for Principal Aggressive Growth Fund, Inc. and $.01 per share for Principal Asset Allocation Fund, Inc. for the period from the initial purchase of shares on May 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, Principal Aggressive Growth Fund, Inc. and Principal Asset Allocation Fund, Inc. incurred unrealized losses on investments of $.09 and $.03 per share, respectively, during the initial interim period. This represented activities of each fund prior to the initial public offering of fund shares.

(e) Period from May 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for Principal Growth Fund, Inc. and $.04 per share for Principal World Fund, Inc. for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, Principal Growth Fund, Inc. and Principal World Fund, Inc. incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each fund prior to the initial public offering of fund shares.

REPORT OF INDEPENDENT AUDITORS

The Boards of Directors and Shareholders
Principal Aggressive Growth Fund, Inc.
Principal Asset Allocation Fund, Inc.
Principal Balanced Fund, Inc.
Principal Bond Fund, Inc.
Principal Capital Accumulation Fund, Inc.
Principal Emerging Growth Fund, Inc.
Principal Government Securities Fund, Inc.
Principal Growth Fund, Inc.
Principal High Yield Fund, Inc.
Principal Money Market Fund, Inc.
Principal World Fund, Inc.

     We have audited the accompanying statements of assets and liabilities of Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., and Principal World Fund, Inc., including the schedules of investments, as of December 31, 1995, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., and Principal World Fund, Inc. at December 31, 1995, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP


Des Moines, Iowa
January 19, 1996
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